United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/17

Date of Reporting Period: Quarter ended 10/31/16

Item 1. Schedule of Investments

Federated Capital Reserves Fund
Portfolio of Investments
October 31, 2016 (unaudited)
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—19.3%
		Banking—19.3%
$175,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 1.03% - 1.06%, 2/1/2017 - 2/21/2017	$175,000,000
200,000,000		Credit Agricole Corporate and Investment Bank, 0.98%, 12/2/2016	200,000,000
50,000,000		Credit Suisse AG, 0.97%, 12/9/2016	50,000,000
300,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 0.95% - 1.210%, 12/2/2016 - 4/24/2017	300,000,000
292,000,000		Mizuho Bank Ltd., 0.90% - 0.910%, 1/19/2017 - 1/23/2017	292,000,000
150,000,000		Rabobank Nederland NV, Utrecht, 0.865%, 11/1/2016	150,000,000
250,000,000		Standard Chartered Bank PLC, 0.70%, 11/7/2016	250,000,000
140,000,000		Toronto Dominion Bank, 1.00% - 1.200%, 11/10/2016 - 2/28/2017	140,000,000
		TOTAL	1,557,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,557,000,000
		COMMERCIAL PAPER—27.9%[1]
		Banking—15.9%
100,000,000	[2,3]	Alpine Securitization Ltd., (Credit Suisse AG LIQ), 0.972%, 11/14/2016	99,964,972
200,000,000	[2,3]	Anglesea Funding LLC, 0.801%, 11/1/2016	200,000,000
56,750,000	[2,3]	Antalis S.A., (Societe Generale, Paris LIQ), 0.992% - 1.003%, 12/6/2016 - 1/18/2017	56,656,418
75,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.119%, 2/22/2017	74,738,687
100,000,000		BNP Paribas SA, 0.701%, 12/5/2016	99,933,889
100,000,000	[2,3]	Cancara Asset Securitization LLC, 0.701%, 11/1/2016	100,000,000
25,000,000	[2,3]	Gotham Funding Corp., (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.023%, 12/13/2016	24,970,250
200,350,000	[2,3]	LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 0.821% - 1.043%, 11/1/2016 - 2/1/2017	200,104,210
10,000,000	[2,3]	Mizuho Bank Ltd., 0.721%, 11/10/2016	9,998,200
215,000,000	[2,3]	Starbird Funding Corp., 0.972% - 1.002%, 12/6/2016	214,793,889
200,000,000	[2,3]	Versailles Commercial Paper LLC, (Natixis LIQ), 1.053%, 12/13/2016 - 12/20/2016	199,734,000
		TOTAL	1,280,894,515
		Consumer Products—0.0%
1,500,000	[2,3]	Clorox Co., 0.701%, 11/3/2016	1,499,942
		Finance - Automotive—1.8%
145,000,000	[2,3]	Ford Motor Credit Co. LLC, 1.053%, 1/23/2017 - 1/24/2017	144,647,667
		Finance - Commercial—0.9%
75,000,000	[2,3]	Atlantic Asset Securitization LLC, 0.952% - 1.003%, 11/14/2016 - 1/12/2017	74,891,424
		Finance - Retail—8.2%
90,000,000	[2,3]	Barton Capital S.A., 0.731% - 1.023%, 11/21/2016 - 12/16/2016	89,893,944
100,000,000	[2,3]	Chariot Funding LLC, 0.957% - 1.008%, 11/4/2016 - 2/1/2017	99,868,264
25,000,000	[2,3]	Old Line Funding, LLC, 1.147%, 4/20/2017	24,865,417
398,000,000	[2,3]	Sheffield Receivables Company LLC, 0.952% - 1.104%, 11/9/2016 - 2/28/2017	397,327,741
45,000,000	[2,3]	Thunder Bay Funding, LLC, 1.147%, 4/20/2017	44,757,750
		TOTAL	656,713,116
		Machinery, Equipment, Auto—0.2%
16,300,000	[2,3]	Harley-Davidson Financial Services, Inc., (Harley-Davidson, Inc. Support Agreement), 0.701%, 11/3/2016	16,299,366
		Municipals—0.2%
18,681,000		Kaiser Foundation Hospital, (GTD by Kaiser Permanente), 0.973%, 1/25/2017	18,638,215
		Sovereign—0.7%
58,000,000	[2,3]	Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 1.054%, 2/24/2017	57,810,533
		TOTAL COMMERCIAL PAPER	2,251,394,778
1

Principal Amount			Value
		NOTES-VARIABLE—38.3%[4]
		Banking—25.4%
$30,000,000		Alaska State Housing Finance Corp., (2009 Series D), (Bank of America N.A. LIQ), 0.65%, 11/3/2016	$30,000,000
50,000,000		Bank of Montreal, 1.164%, 12/9/2016	50,000,000
125,000,000		Bank of Nova Scotia, Toronto, 0.917%, 11/1/2016	125,000,000
25,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.278%, 5/22/2017	25,000,000
25,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.127%, 2/13/2017	25,000,000
15,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.127%, 2/13/2017	15,000,000
124,050,000	[2,3]	BlackRock Municipal Income Quality Trust, VMTP Preferred Shares (Series T0009) Daily VRDPs, (JP Morgan Chase Bank N.A. LIQ), 0.63%, 1/2/2019	124,050,000
34,140,000	[2,3]	BlackRock MuniHoldings Quality Fund, Inc., VMTP Preferred Shares (Series T0019) Daily VRDPs, (JP Morgan Chase Bank N.A. LIQ), 0.63%, 1/2/2019	34,140,000
113,000,000	[2,3]	Blackrock MuniYield Quality Fund II, Inc., VMTP Preferred Shares (Series T0012) Daily VRDPs, (JP Morgan Chase Bank N.A. LIQ), 0.63%, 1/2/2019	113,000,000
20,000,000	[2,3]	BlackRock Strategic Municipal Trust, VMTP Preferred Shares (Series T0015) Daily VRDPs, (JP Morgan Chase Bank N.A. LIQ), 0.63%, 1/2/2019	20,000,000
155,000,000		Canadian Imperial Bank of Commerce, 1.058%, 11/7/2016	155,000,000
33,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-2A), (Wells Fargo Bank, N.A. LOC), 0.56%, 11/2/2016	33,000,000
3,865,000		Colorado Health Facilities Authority, Series 2016B, (UMB Bank, N.A. LOC), 0.535%, 11/3/2016	3,865,000
3,075,000		Connecticut Health and Educational Facilities Authority, Series D Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.65%, 11/3/2016	3,075,000
10,265,000		Connecticut Water Co., Series 2004, (Citizens Bank, N.A., Providence LOC), 1.10%, 11/2/2016	10,265,000
7,500,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.74%, 11/2/2016	7,500,000
9,590,000		Eric and Lizzie Bommer Insurance Trust, (BOKF, N.A. LOC), 0.72%, 11/3/2016	9,590,000
4,005,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (KeyBank, N.A. LOC), 0.90%, 11/3/2016	4,005,000
4,290,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.98%, 11/4/2016	4,290,000
16,250,000		Grand River Dam Authority, OK, Series 2014-C, (Barclays Bank PLC LOC), 0.70%, 11/3/2016	16,250,000
1,210,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.98%, 11/4/2016	1,210,000
3,105,000		Green Knight EDC, Series 2004, (Fulton Bank, N.A. LOC), 0.90%, 11/3/2016	3,105,000
2,550,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.98%, 11/1/2016	2,550,000
43,900,000		Illinois Finance Authority, (Series 2008C-1), (JPMorgan Chase Bank, N.A. LIQ), 0.64%, 11/2/2016	43,900,000
125,000,000	[2,3]	J.P. Morgan Securities LLC, 1.079%, 11/3/2016	125,000,000
18,085,000		J.R. Adventures Insurance Trust, Series 2014, (BOKF, N.A. LOC), 0.72%, 11/3/2016	18,085,000
175,000		Lancaster, PA IDA, Snavely's Mill, Inc. Series 2003-B, (Fulton Bank, N.A. LOC), 0.90%, 11/3/2016	175,000
13,840,000		Maryland State EDC, Human Genome Sciences (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.98%, 11/1/2016	13,840,000
8,155,000		Maryland State EDC, Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.98%, 11/1/2016	8,155,000
57,000,000		Maryland State EDC, Human Genome Sciences Series 2001-A, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.98%, 11/1/2016	57,000,000
5,375,000		Michael Dennis Sullivan Irrevocable Trust, Series 2015, (Wells Fargo Bank, N.A. LOC), 0.72%, 11/3/2016	5,375,000
77,500,000		Michigan State Finance Authority Revenue, Series 2010-A, (Bank of America N.A. LOC), 0.68%, 11/3/2016	77,500,000
25,000,000		Michigan State Finance Authority Revenue, Series 2010-B, (PNC Bank, N.A. LOC), 0.65%, 11/3/2016	25,000,000
3,405,000		Moran Enterprises, Inc., Series 2015, (BOKF, N.A. LOC), 0.72%, 11/3/2016	3,405,000
23,935,000		RBS Insurance Trust,Series 2015, (BOKF, N.A. LOC), 0.72%, 11/3/2016	23,935,000
170,000,000		Royal Bank of Canada, Montreal, 1.179%, 11/28/2016	170,000,000
150,000,000		Royal Bank of Canada, Montreal, 1.154%, 11/16/2016	150,000,000
9,470,000		Sendra Family Irrevocable Trust, Series 2015, (BOKF, N.A. LOC), 0.88%, 11/3/2016	9,470,000
13,875,000		Steel Dust Recycling, LLC, Series 2016, (Comerica Bank LOC), 0.72%, 11/3/2016	13,875,000
3,600,000		Szuch and Plotkin Irrevocable Trust Agreement, Series 2016, (BOKF, N.A. LOC), 0.72%, 11/3/2016	3,600,000
8,820,000		The Jay Deitz 2015 Irrevocable Life Insurance Trust, Series 2016, (BOKF, N.A. LOC), 0.72%, 11/3/2016	8,820,000
9,825,000		The KVR Insurance Trust, Series 2014, (BOKF, N.A. LOC), 0.72%, 11/3/2016	9,825,000
5,305,000		The Larry L. Henry 2013 Family Trust II, Series 2015, (BOKF, N.A. LOC), 0.72%, 11/3/2016	5,305,000
7,995,000		The Larry L. Henry 2013 Family Trust,Series 2015, (BOKF, N.A. LOC), 0.72%, 11/3/2016	7,995,000
5,565,000		The Raymon Lee Ince Irrevocable Trust, Series 2013, (BOKF, N.A. LOC), 0.72%, 11/3/2016	5,565,000
2

Principal Amount			Value
		NOTES-VARIABLE—continued[4]
		Banking—continued
$6,680,000		The Rieber Life Insurance Trust, Series 2016, (BOKF, N.A. LOC), 0.72%, 11/3/2016	$6,680,000
50,000,000		Toronto Dominion Bank, 1.189%, 12/2/2016	50,000,000
7,305,000		Tuttle Insurance Trust No. 2, Series 2015, (BOKF, N.A. LOC), 0.72%, 11/3/2016	7,305,000
364,580,000		Wells Fargo Bank, N.A., 1.056%, 11/21/2016	364,580,000
1,970,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.98%, 11/2/2016	1,970,000
13,000,000		Yavapai County, AZ IDA—Recovery Zone Facility, Taxable (Series 2015), (Bank of Nova Scotia, Toronto LOC), 0.90%, 11/3/2016	13,000,000
1,530,000		Ypsilanti, MI, UT GO, (Comerica Bank LOC), 0.79%, 11/2/2016	1,530,000
		TOTAL	2,045,785,000
		Chemicals—0.6%
50,000,000		Ascension Parish, LA IDB, (Series 2009), (GTD by BASF SE), 0.77%, 11/2/2016	50,000,000
		Finance - Commercial—0.3%
2,590,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 0.75%, 11/3/2016	2,590,000
20,545,000	[2,3]	Ziegler Realty, (General Electric Capital Corp. LOC), 0.56%, 11/3/2016	20,545,000
3,745,000	[2,3]	Ziegler Realty, Series 2008, (General Electric Capital Corp. LOC), 0.56%, 11/3/2016	3,745,000
		TOTAL	26,880,000
		Finance - Retail—1.6%
75,000,000	[2,3]	Fairway Finance Co. LLC, (Bank of Montreal LIQ), 0.904%, 11/28/2016	75,000,000
50,000,000	[2,3]	Thunder Bay Funding, LLC, 1.124%, 2/22/2017	50,000,000
		TOTAL	125,000,000
		Government Agency—0.6%
9,767,000		Hart Family Holdings LLC, Series 2012, (Federal Home Loan Bank of Dallas LOC), 0.75%, 11/3/2016	9,767,000
14,000,000		Illinois Housing Development Authority, Housing Bonds, 2015 Subseries A-3, (Federal Home Loan Bank of Chicago LIQ), 0.70%, 11/3/2016	14,000,000
27,330,000		Traill County, ND, (Series 2009), (CoBank, ACB LOC), 0.65%, 11/3/2016	27,330,000
		TOTAL	51,097,000
		Metals & Mining—0.1%
10,000,000		Memphis-Shelby County, TN Industrial Development Board—PCRB, (Series 2007), (GTD by Nucor Corp.), 0.85%, 11/2/2016	10,000,000
		Municipals—7.5%
10,500,000		Berkeley County, SC IDB, 0.85%, 11/2/2016	10,500,000
18,400,000		Brazos River, TX, HBR Nav District, (Series 1996), 0.75%, 11/2/2016	18,400,000
15,800,000		Brazos River, TX, HBR Nav District, (Series 1997), 0.75%, 11/2/2016	15,800,000
107,845,000		California Health Facilities Financing Authority, (Series 2006C), 0.55%, 11/2/2016	107,845,000
21,000,000		California Statewide CDA , (Series 2004M), 0.60%, 11/2/2016	21,000,000
35,000,000		California Statewide CDA, (Series 2003C), 0.59%, 11/2/2016	35,000,000
110,000,000		California Statewide CDA, (Series 2008A), 0.58%, 11/2/2016	110,000,000
20,000,000		California Statewide CDA, (Series 2009 C-3), 0.58%, 11/2/2016	20,000,000
57,000,000		California Statewide CDA, (Series B), 0.58%, 11/2/2016	57,000,000
22,900,000		Fairfax County, VA IDA, (Series 2016C), 0.63%, 11/3/2016	22,900,000
45,330,000		Harris County, TX Education Facilities Finance Corp., (Series 2016E), 0.57%, 11/2/2016	45,330,000
3,000,000		Loudoun County, VA IDA, (Series 2003F), 0.55%, 11/2/2016	3,000,000
35,000,000		Louisiana Public Facilities Authority, (Series 2009A), 0.63%, 11/2/2016	35,000,000
20,000,000		Private Colleges & Universities Facilities of GA, (Series 2005B-2), 0.52%, 11/3/2016	20,000,000
51,000,000		University of California (The Regents of), Series 2011 Z-1, 0.60%, 11/3/2016	51,000,000
34,300,000		University of California (The Regents of), Series 2011 Z-2, 0.72%, 11/3/2016	34,300,000
		TOTAL	607,075,000
		Oil & Oil Finance—0.7%
42,000,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2006), (GTD by Flint Hills Resources LLC), 0.71%, 11/2/2016	42,000,000
10,000,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2007), (GTD by Flint Hills Resources LLC), 0.71%, 11/2/2016	10,000,000
		TOTAL	52,000,000
3

Principal Amount			Value
		NOTES-VARIABLE—continued[4]
		University—1.3%
$17,900,000		Ohio State University, (Series 2008B), 0.60%, 11/2/2016	$17,900,000
72,500,000		Ohio State University, (Series 2010E), 0.60%, 11/2/2016	72,500,000
15,000,000		Ohio State University, (Series 2014 B-1), 0.59%, 11/2/2016	15,000,000
		TOTAL	105,400,000
		Water & Utility—0.2%
12,000,000		Hampton Roads, VA Sanitation District, (Series 2016B), 0.62%, 11/3/2016	12,000,000
		TOTAL NOTES-VARIABLE	3,085,237,000
		OTHER REPURCHASE AGREEMENTS—5.2%
151,000,000		BNP Paribas S.A., 0.71%, 11/1/2016, interest in a $175,000,000 collateralized loan agreement, dated 10/31/2016, will repurchase securities provided as collateral for $175,003,451, in which asset-backed securities and corporate bonds with a market value of $178,504,272 have been received as collateral and held with BNY Mellon as tri-party agent.	151,000,000
225,000,000	[5]	Citigroup Global Markets, Inc., 0.91%—1.20%, 11/1/2016 - 11/14/2016, interest in a $235,000,000 collateralized loan agreement, dated 9/15/2016 - 10/31/2016, will repurchase securities provided as collateral for $235,321,896, in which asset-backed securities and collateralized mortgage obligations securities with a market value of $239,957,614 have been received as collateral and held with BNY Mellon as tri-party agent.	225,000,000
40,000,000		Goldman Sachs and Co., 0.51%, 11/4/2016, interest in a $40,000,000 collateralized loan agreement, dated 10/28/2016, will repurchase securities provided as collateral for $40,003,967, in which collateralized mortgage obligations securities with a market value of $40,802,313 have been received as collateral and held with BNY Mellon as tri-party agent.	40,000,000
		TOTAL OTHER REPURCHASE AGREEMENTS	416,000,000
		REPURCHASE AGREEMENTS—9.3%
252,000,000		Interest in $650,000,000 joint repurchase agreement, 0.32% dated 10/31/2016 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $650,005,778 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2040 and the market value of those underlying securities was $663,005,989.	252,000,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement, 0.37% dated 10/31/2016 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $1,000,010,278 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 6/25/2047 and the market value of those underlying securities was $1,027,053,178.	500,000,000
		TOTAL REPURCHASE AGREEMENTS	752,000,000
		INVESTMENT COMPANY—0.0%
500,000	[6]	Federated Institutional Money Market Management, Institutional Shares, 0.28%[7] (AT NET ASSET VALUE)	500,000
		TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[8]	8,062,131,778
		OTHER ASSETS AND LIABILITIES—0.0%[9]	1,489,192
		TOTAL NET ASSETS—100%	$8,063,620,970
Securities that are subject to the federal alternative minimum tax (AMT) represent 2.6% of the Fund's portfolio as calculated based upon total market value.
1	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2016, these restricted securities amounted to $2,763,302,674, which represented 34.3% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2016, these liquid restricted securities amounted to $2,763,302,674, which represented 34.3% of total net assets.
4	Floating rate note with current rate and current maturity or next reset date shown.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Affiliated holding.
4

Transactions involving the affiliated holding during the period ended October 31, 2016, were as follows:
Federated Institutional Money Market Management, Institutional Shares
Balance of Shares Held 7/31/2016	500,000
Purchases/Additions	500,000
Sales/Reductions	(500,000)
Balance of Shares Held 10/31/2016	500,000
Value	$500,000
Dividend Income	$496
7	7-day net yield.
8	Also represents cost for federal tax purposes.
9	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principal. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
5

The following is a summary of the inputs used, as of October 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Certificates of Deposit	$—	$1,557,000,000	$—	$1,557,000,000
Commercial Paper	—	2,251,394,778	—	2,251,394,778
Notes - Variable	—	3,085,237,000	—	3,085,237,000
Other Repurchase Agreements	—	416,000,000	—	416,000,000
Repurchase Agreements	—	752,000,000	—	752,000,000
Investment Company	500,000	—	—	500,000
TOTAL SECURITIES	$500,000	$8,061,631,778	$—	$8,062,131,778
The following acronyms are used throughout this portfolio:
CDA	—Community Development Authority
EDC	—Economic Development Corporation
GO	—General Obligation
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
UT	—Unlimited Tax
VMTP	—Variable Rate Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
6
Federated Government Reserves Fund
Portfolio of Investments
October 31, 2016 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—49.5%
$ 37,601,000		Federal Farm Credit System Notes, 0.71% - 0.73%, 10/13/2017 - 10/20/2017	$37,583,390
444,000,000	[1]	Federal Farm Credit System Discount Notes, 0.50% - 0.69%, 12/29/2016 - 10/16/2017	442,903,890
765,599,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.485% - 0.695%, 11/1/2016 - 11/29/2016	765,596,938
607,500,000		Federal Home Loan Bank System Notes, 0.44% - 0.75%, 11/23/2016 - 5/25/2017	607,434,676
1,523,000,000	[1]	Federal Home Loan Bank System Discount Notes, 0.339% - 0.80%, 11/14/2016 - 5/5/2017	1,521,791,792
1,707,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.468% - 0.846%, 11/1/2016 - 1/27/2017	1,707,467,282
95,000,000		Federal Home Loan Mortgage Corp. Notes, 0.625% - 0.75%, 11/1/2016 - 5/8/2017	95,003,876
136,000,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.50%, 4/5/2017 - 5/16/2017	135,669,639
364,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.52% - 0.861%, 11/12/2016 - 12/8/2016	363,994,899
59,000,000	[1]	Federal National Mortgage Association Discount Notes, 0.52%, 12/16/2016	58,961,650
274,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.54% - 0.807%, 11/8/2016 - 12/20/2016	273,987,673
		TOTAL GOVERNMENT AGENCIES	6,010,395,705
		U.S. TREASURY—11.7%
413,000,000		United States Treasury Bills, 0.355% - 0.36%, 12/15/2016	412,819,655
203,000,000		United States Treasury Notes, 0.50% - 2.75%, 11/30/2016	203,269,911
293,032,000		United States Treasury Notes, 0.50% - 3.125%, 1/31/2017	293,759,202
39,000,000		United States Treasury Notes, 0.625%, 12/15/2016	39,014,151
28,000,000		United States Treasury Notes, 0.625%, 5/31/2017	28,015,941
181,000,000		United States Treasury Notes, 0.75%, 1/15/2017	181,131,349
88,000,000		United States Treasury Notes, 0.875% - 3.25%, 12/31/2016	88,260,200
127,000,000		United States Treasury Notes, 1.00%, 3/31/2017	127,252,863
50,000,000		United States Treasury Notes, 4.75%, 8/15/2017	51,610,627
		TOTAL U.S. TREASURY	1,425,133,899
		REPURCHASE AGREEMENTS—38.8%
550,000,000		Repurchase agreement, 0.34% dated 10/31/2016 under which ABN Amro Bank N.V. will repurchase the securities provided as collateral for $550,005,194 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2046 and the market value of those underlying securities was $561,452,504.	550,000,000
398,000,000		Interest in $650,000,000 joint repurchase agreement, 0.32% dated 10/31/2016 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $650,005,778 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S.Treasury securities with various maturities to 5/15/2040 and the market value of those underlying securities was $663,005,989.	398,000,000
500,000,000		Repurchase agreement, 0.30% dated 10/25/2016 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $500,029,167 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S.Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $510,029,750.	500,000,000
100,000,000		Repurchase agreement, 0.32% dated 10/31/2016 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $100,000,889 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S.Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $102,000,945.	100,000,000
500,000,000		Repurchase agreement, 0.34% dated 10/27/2016 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $500,033,056 on 11/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/15/2065 and the market value of those underlying securities was $510,024,649.	500,000,000
93,000,000		Repurchase agreement, 0.34% dated 10/31/2016 under which BNP Paribas SA will repurchase the securities provided as collateral for $93,000,878 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/15/2046 and the market value of those underlying securities was $95,790,905.	93,000,000
250,000,000		Repurchase agreement, 0.34% dated 10/27/2016 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $250,016,528 on 11/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S.Treasury securities with various maturities to 5/15/2020 and the market value of those underlying securities was $255,012,117.	250,000,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$ 500,000,000		Interest in $1,000,000,000 joint repurchase agreement, 0.37% dated 10/31/2016 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $1,000,010,278 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S.Treasury and U.S. Government Agency securities with various maturities to 6/25/2047 and the market value of those underlying securities was $1,027,053,178.	$500,000,000
1,000,000,000		Repurchase agreement, 0.36% dated 10/31/2016 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $1,000,010,000 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S.Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $1,020,010,288.	1,000,000,000
500,000,000		Repurchase agreement, 0.36% dated 10/31/2016 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $500,005,000 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S.Treasury securities with various maturities to 2/15/2023 and the market value of those underlying securities was $510,005,110.	500,000,000
30,100,000		Interest in $100,000,000 joint repurchase agreement, 0.32% dated 10/31/2016 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase the securities provided as collateral for $100,000,889 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S.Treasury securities with various maturities to 8/15/2023 and the market value of those underlying securities was $102,001,003.	30,100,000
155,000,000		Interest in $250,000,000 joint repurchase agreement, 0.33% dated 10/31/2016 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase the securities provided as collateral for $250,002,292 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/23/2030 and the market value of those underlying securities was $255,002,678.	155,000,000
50,000,000		Repurchase agreement, 0.34% dated 10/31/2016 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $50,000,472 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/25/2045 and the market value of those underlying securities was $51,500,487.	50,000,000
85,000,000	[3]	Repurchase agreement, 0.41% dated 9/6/2016 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $85,060,019 on 11/7/2016. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/25/2041 and the market value of those underlying securities was $87,605,837.	85,000,000
		TOTAL REPURCHASE AGREEMENTS	4,711,100,000
		TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[4]	12,146,629,604
		OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	5,810,650
		TOTAL NET ASSETS—100%	$12,152,440,254
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and current maturity or next reset date shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3
Federated Municipal Trust
Portfolio of Investments
October 31, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.8%[1]
		Alabama—1.2%
$1,900,000		Columbia, AL IDB PCRBs, (Series 1998) Daily VRDNs (Alabama Power Co.), 0.56%, 11/1/2016	$1,900,000
1,000,000		Columbia, AL IDB PCRBs, (Series 2014-A) Daily VRDNs (Alabama Power Co.), 0.54%, 11/1/2016	1,000,000
		TOTAL	2,900,000
		Arizona—1.0%
2,500,000	[2,3]	Arizona School Facilities Board, TOB Trust Receipts (2016-ZM0321) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.79%, 11/7/2016	2,500,000
		California—4.8%
2,420,000		California Infrastructure & Economic Development Bank, (Series 2000A) Weekly VRDNs (Bonny Doon Winery, Inc.)/(Comerica Bank LOC), 0.88%, 11/7/2016	2,420,000
5,000,000	[2,3]	Coast CCD, CA, GS Trust (Series 36TPZ), 0.98% TOBs (AGM Corp. INS)/(Wells Fargo & Co. LIQ), Optional Tender, 1/12/2017	5,000,000
4,000,000	[2,3]	Golden State Tobacco Securitization Corp., CA, TOB Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.84%, 11/7/2016	4,000,000
		TOTAL	11,420,000
		Colorado—3.5%
1,770,000		Colorado HFA (Class I Bonds), (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.83%, 11/7/2016	1,770,000
1,980,000		Colorado HFA, (Series 2004A) Weekly VRDNs (Popiel Properties LLC)/(UMB Bank, N.A. LOC), 0.88%, 11/7/2016	1,980,000
4,615,000		Colorado HFA, (Series 2016A) Weekly VRDNs (Acme Manufacturing Company, Inc.)/(UMB Bank, N.A. LOC), 0.88%, 11/7/2016	4,615,000
		TOTAL	8,365,000
		Connecticut—3.2%
1,960,000		Burlington, CT, 1.50% BANs, 1/20/2017	1,963,180
2,000,000		New Hartford, CT, 1.75% BANs, 11/17/2016	2,000,910
3,800,000		Putnam, CT, (Lot A), 1.25% BANs, 11/15/2016	3,800,602
		TOTAL	7,764,692
		Florida—5.9%
9,000,000	[2,3]	Central Florida Expressway Authority, Barclays Floater Certificates (Series 2015-3WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.78%, 11/7/2016	9,000,000
4,000,000		Jacksonville, FL PCR, PCR Refunding Bonds (Series 1992), 0.95% CP (Florida Power & Light Co.), Mandatory Tender, 12/1/2016	4,000,000
1,250,000		Martin County, FL PCRBs, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.53%, 11/1/2016	1,250,000
		TOTAL	14,250,000
		Georgia—1.9%
2,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Avalon Apartments LP)/(Federal National Mortgage Association LOC), 0.79%, 11/7/2016	2,000,000
400,000		Gainesville and Hall County, GA Development Authority, (Series 2002) Weekly VRDNs (Fieldale Farms Corp.)/(Rabobank Nederland NV, Utrecht LOC), 0.72%, 11/7/2016	400,000
2,200,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.73%, 11/7/2016	2,200,000
		TOTAL	4,600,000
		Illinois—5.5%
3,160,000		Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 0.83%, 11/7/2016	3,160,000
4,655,000	[2,3]	IIllinois Finance Authority, TOB Trust Certificates (2015-XF2122) Weekly VRDNs (Resurrection Health Care Corp.)/(AGM INS)/(Citibank NA, New York LIQ), 0.83%, 11/7/2016	4,655,000
3,340,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Reliable Materials Lyons LLC)/(Fifth Third Bank, Cincinnati LOC), 1.10%, 11/7/2016	3,340,000
1,980,000		Illinois Housing Development Authority, Florida House (2008 Series C) Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ), 0.73%, 11/7/2016	1,980,000
		TOTAL	13,135,000
		Indiana—2.3%
5,430,000		Bartholomew Consolidated School Corp., IN, 2.25% TANs, 12/30/2016	5,441,446
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Kentucky—0.6%
$1,520,000		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 0.85%, 11/7/2016	$1,520,000
		Louisiana—3.5%
3,300,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.74%, 11/7/2016	3,300,000
5,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 0.78%, 11/7/2016	5,000,000
		TOTAL	8,300,000
		Michigan—3.7%
8,800,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.75%, 11/7/2016	8,800,000
		Mississippi—1.9%
4,435,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(Federal National Mortgage Association LOC), 0.79%, 11/7/2016	4,435,000
		Multi State—6.3%
15,000,000	[2,3]	Nuveen Enhanced Quality Municipal Income Fund, (Series 1) Weekly VRDPs (Barclays Bank PLC LIQ), 0.81%, 11/7/2016	15,000,000
		Nebraska—0.8%
2,000,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.85%, 11/7/2016	2,000,000
		Nevada—0.8%
1,995,000		Director of the State of Nevada Department of Business and Industry, IDRBs (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.99%, 11/7/2016	1,995,000
		New Jersey—16.3%
2,000,000		Linden, NJ, 1.25% BANs, 12/14/2016	2,000,437
21,625,000	[2,3]	New Jersey Higher Education Assistance Authority, TOB Trust Certificates (2016-XG0032) Weekly VRDNs (AGM INS)/(Citibank NA, New York LIQ), 0.93%, 11/7/2016	21,625,000
1,145,000		New Jersey, EDA, Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank, N.A. LOC), 0.90%, 11/7/2016	1,145,000
9,500,000	[2,3]	Nuveen New Jersey Dividend Advantage Municipal Fund, (NXJ Series 2) Weekly VRDPs (Royal Bank of Canada LIQ), 0.76%, 11/7/2016	9,500,000
4,775,000		South River, NJ, (Series 2015A), 2.00% BANs, 12/13/2016	4,781,797
		TOTAL	39,052,234
		New York—4.0%
5,000,000		Canastota, NY CSD, 2.00% BANs, 7/21/2017	5,039,121
4,555,000	[2,3]	Metropolitan Transportation Authority, NY, TOB Trust Receipts (2016-XF0499) Weekly VRDNs (MTA Transportation Revenue)/(Toronto Dominion Bank LIQ), 0.78%, 11/7/2016	4,555,000
		TOTAL	9,594,121
		North Carolina—0.4%
1,000,000		Central Pender Water and Sewer District, NC, (Series 2016), 2.00% BANs, 11/2/2016	1,000,027
		Ohio—6.6%
1,450,000		Johnstown, OH, 2.00% BANs, 11/10/2016	1,450,285
4,500,000		Logan County, OH, (Series B), 1.25% BANs, 12/21/2016	4,503,045
2,500,000		Lorain County, OH, (Series B), 1.25% BANs, 11/9/2017	2,508,650
1,235,000		Marysville, OH, 1.375% BANs, 8/24/2017	1,239,710
4,100,000		Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(Bank of America N.A. LOC), 0.80%, 11/7/2016	4,100,000
2,000,000		Wadsworth, OH, 1.50% BANs, 12/1/2016	2,001,551
		TOTAL	15,803,241
		Oklahoma—2.1%
5,000,000		Broken Arrow, OK EDA, Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.88%, 11/7/2016	5,000,000
		Pennsylvania—5.1%
4,000,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.68%, 11/7/2016	4,000,000
3,500,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/(Landesbank Hessen-Thuringen LOC), 0.82%, 11/7/2016	3,500,000
3,000,000	[2,3]	Nuveen Pennsylvania Investment Quality Municipal Fund, (1125 Series 2) Weekly VRDPs (Royal Bank of Canada LIQ), 0.78%, 11/7/2016	3,000,000
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Pennsylvania—continued
$1,700,000		Upper St. Clair Township, PA, (Series of 2008) Weekly VRDNs (Bank of New York Mellon LIQ), 0.66%, 11/7/2016	$1,700,000
		TOTAL	12,200,000
		Rhode Island—3.5%
3,135,000		Rhode Island State Health and Educational Building Corp., (Series 2005A: Catholic School Pool Program Issue) Daily VRDNs (Citizens Bank, N.A., Providence LOC), 0.60%, 11/1/2016	3,135,000
1,970,000		Rhode Island State Health and Educational Building Corp., (Series 2006A: Catholic School Pool Program Issue) Daily VRDNs (Citizens Bank, N.A., Providence LOC), 0.60%, 11/1/2016	1,970,000
3,245,000		Rhode Island State Health and Educational Building Corp., (Series 2007) Weekly VRDNs (CVS-Highlander Charter School, Inc.)/(Citizens Bank, N.A., Providence LOC), 0.86%, 11/7/2016	3,245,000
		TOTAL	8,350,000
		South Carolina—0.4%
1,000,000		Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.85%, 11/7/2016	1,000,000
		Tennessee—3.0%
2,200,000		Memphis-Shelby County, TN IDB—PCRBs, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(Nucor Corp. GTD), 0.85%, 11/7/2016	2,200,000
5,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.70%, 11/7/2016	5,000,000
		TOTAL	7,200,000
		Texas—5.2%
12,500,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2007) Weekly VRDNs (Flint Hills Resources LLC)/(Flint Hills Resources LLC GTD), 0.71%, 11/7/2016	12,500,000
		Virginia—4.9%
5,000,000		Fairfax County, VA EDA, (Series 2007) Weekly VRDNs (Mount Vernon Ladies' Association of the Union)/(SunTrust Bank LOC), 0.72%, 11/7/2016	5,000,000
4,640,000		King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet of Virginia, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.66%, 11/7/2016	4,640,000
2,000,000	[2,3]	Suffolk, VA EDA, Eagles (Series 2003-0014), 0.85% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Optional Tender 11/3/2016	2,000,000
		TOTAL	11,640,000
		Wisconsin—2.4%
3,000,000		Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(BMO Harris Bank, N.A. LOC), 1.25%, 11/7/2016	3,000,000
2,715,000		Wisconsin State HEFA, (Series 2008) Weekly VRDNs (Wisconsin Lutheran Child & Family Services, Inc.)/(BMO Harris Bank, N.A. LOC), 1.25%, 11/7/2016	2,715,000
		TOTAL	5,715,000
		TOTAL INVESTMENTS—100.8% (AT AMORTIZED COST)[4]	241,480,761
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[5]	(2,023,827)
		TOTAL NET ASSETS—100%	$239,456,934
Securities that are subject to the federal alternative minimum tax (AMT) represent 55.0% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2016, these restricted securities amounted to $80,835,000, which represented 33.8% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2016, these liquid restricted securities amounted to $80,835,000, which represented 33.8% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
3

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles (GAAP). The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
BANs	—Bond Anticipation Notes
CCD	—Community College District
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
TANs	—Tax Anticipation Notes
TOB(s)	—Tender Option Bond(s)
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
4
Federated Institutional Prime 60 Day Fund
Portfolio of Investments
October 31, 2016 (unaudited)
Principal Amount			Value
		COMMERCIAL PAPER—24.2%[1]
		Aerospace/Auto—2.2%
$250,000		American Honda Finance Corp., (Honda Motor Co., Ltd. SA), 0.551%, 12/6/2016	$249,866
		Diversified—2.2%
250,000	[2,3]	Parker-Hannifin Corp., 0.600%, 11/10/2016	249,963
		Finance - Banking—11.0%
250,000	[2,3]	Bank of Nova Scotia, Toronto, 0.580%, 11/25/2016	249,903
250,000	[2,3]	Gotham Funding Corp., (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.801%, 12/6/2016	249,806
250,000	[2,3]	LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 0.651%, 12/2/2016	249,860
250,000	[2,3]	Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 0.771%, 12/1/2016	249,840
250,000		N.V. Bank Nederlandse Gemeenten, 0.570%, 11/7/2016	249,977
		TOTAL	1,249,386
		Finance - Commercial—2.2%
250,000	[2,3]	Atlantic Asset Securitization LLC, 0.701%, 12/6/2016	249,829
		Finance - Retail—6.6%
250,000	[2,3]	Barton Capital S.A., 0.650%, 11/7/2016	249,973
250,000	[2,3]	CRC Funding, LLC, 0.651%, 12/6/2016	249,842
250,000	[2,3]	Starbird Funding Corp., 0.851%, 12/6/2016	249,793
		TOTAL	749,608
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $2,748,652)	2,748,652
		NOTES - VARIABLE—15.4%[4]
		Finance - Banking—8.8%
250,000	[2,3]	ANZ New Zealand National (Int'l) Ltd., 0.930%, 11/9/2016	250,060
250,000		Alabama HFA MFH, (2000 Series C: Parktowne Apartments), (Branch Banking & Trust Co. LOC), 0.790%, 11/3/2016	250,000
250,000		King George County IDA, VA, (Series 1996), (JPMorgan Chase Bank, N.A. LOC), 0.660%, 11/3/2016	250,000
250,000		Metropolitan Washington, DC Airports Authority, (Series 2011A-3), (Royal Bank of Canada LOC), 0.640%, 11/3/2016	250,000
		TOTAL	1,000,060
		Government Agency—4.4%
250,000		Columbus, GA Development Authority, (Series 2008), (FHLMC LOC), 0.790%, 11/3/2016	250,000
250,000		Columbus, GA Development Authority, (Series 2008), (FNMA LOC), 0.790%, 11/3/2016	250,000
		TOTAL	500,000
		University—2.2%
250,000		Ohio State University, (Series 2005B), 0.590%, 11/2/2016	250,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $1,750,060)	1,750,060
		OTHER REPURCHASE AGREEMENTS—20.3%
		Finance - Banking—20.3%
500,000		BMO Capital Markets Corp., 0.517%, interest in a $400,000,000 collateralized loan agreement, dated 10/31/2016, will repurchase securities provided as collateral for $400,005,667 on 11/1/2016, in which corporate bond and medium-term notes with a market value of $408,005,944 have been received as collateral and held with BNY Mellon as tri-party agent.	500,000
500,000		BNP Paribas SA, 0.720%, interest in a $175,000,000 collateralized loan agreement, dated 10/31/2016, will repurchase securities provided as collateral for $175,003,451 on 11/1/2016, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $178,503,521 have been received as collateral and held with BNY Mellon as tri-party agent.	500,000
500,000		Citigroup Global Markets, Inc., 0.923%, interest in a $75,000,000 collateralized loan agreement, dated 10/31/2016, will repurchase securities provided as collateral for $75,001,896 on 11/1/2016, in which asset-backed securities with a market value of $76,501,934 have been received as collateral and held with BNY Mellon as tri-party agent.	500,000
500,000		HSBC Securities (USA), Inc., 0.618%, interest in a $225,000,000 collateralized loan agreement dated 10/31/2016, will repurchase securities provided as collateral for $225,003,813 on 11/1/2016, in which corporate bonds and medium-term notes with a market value of $229,501,867 have been received as collateral and held with BNY Mellon as tri-party agent.	500,000
1

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$300,000	RBC Capital Markets, LLC, 0.517%, interest in a $250,000,000 collateralized loan agreement dated 10/31/2016, will repurchase securities provided as collateral for $250,003,542 on 11/1/2016, in which municipal bonds with a market value of $255,003,613 have been received as collateral and held with BNY Mellon as tri-party agent.	$300,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $2,300,000)	2,300,000
	REPURCHASE AGREEMENTS—35.2%
	Finance - Banking—35.2%
1,000,000	Interest in $1,250,000,000 joint repurchase agreement 0.34%, dated 10/31/2016 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $1,250,011,806 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/16/2057 and the market value of those underlying securities was $1,280,811,667.	1,000,000
1,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.34%, dated 10/31/2016 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,000,009,444 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2066 and the market value of those underlying securities was $1,029,690,269.	1,000,000
1,000,000	Interest in $2,450,000,000 joint repurchase agreement 0.34%, dated 10/31/2016 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,450,023,139 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/16/2057 and the market value of those underlying securities was $2,513,821,907.	1,000,000
1,000,000	Interest in $2,530,000,000 joint repurchase agreement 0.34%, dated 10/31/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $2,530,023,894 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2055 and the market value of those underlying securities was $2,582,450,599.	1,000,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $4,000,000)	4,000,000
	TOTAL INVESTMENTS—95.1% (IDENTIFIED COST $10,798,712)[5]	10,798,712
	OTHER ASSETS AND LIABILITIES-NET—4.9%[6]	554,731
	TOTAL NET ASSETS—100%	$11,353,443
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2016, these liquid restricted securities amounted to $2,498,869, which represented 22.0% of total net assets.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2016, these restricted securities amounted to $2,498,869, which represented 22.0% of total net assets.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Investment Valuation
In calculating its (NAV), the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions
2

on disposition, the movement of the market in which the security is normally traded public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
3
Federated Government Obligations Fund
Portfolio of Investments
October 31, 2016 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—48.8%
$2,211,750,000	[1]	Federal Farm Credit System Discount Notes, 0.260% - 0.690%, 11/17/2016 - 10/16/2017	$2,206,165,239
1,707,798,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.485% - 0.758%, 11/1/2016 - 11/28/2016	1,707,778,810
20,000,000		Federal Farm Credit System Notes, 0.480%, 11/4/2016	20,000,279
13,211,123,000	[1]	Federal Home Loan Bank System Discount Notes, 0.270% - 0.800%, 11/2/2016 - 5/5/2017	13,203,912,358
11,457,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.414% - 0.841%, 11/1/2016 - 1/24/2017	11,457,422,189
1,553,000,000		Federal Home Loan Bank System Notes, 0.440% - 1.625%, 11/23/2016 - 5/25/2017	1,552,868,987
1,989,650,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.268% - 0.520%, 11/9/2016 - 5/16/2017	1,985,212,172
2,391,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.396% - 0.861%, 11/12/2016 - 1/24/2017	2,390,964,880
330,450,000		Federal Home Loan Mortgage Corp. Notes, 0.625% - 1.250%, 11/1/2016 - 7/28/2017	330,790,600
368,000,000	[1]	Federal National Mortgage Association Discount Notes, 0.520%, 12/16/2016	367,760,800
1,236,200,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.540% - 0.846%, 11/8/2016 - 1/11/2017	1,236,349,046
5,000,000		Federal National Mortgage Association Notes, 1.250%, 1/30/2017	5,008,206
370,219,475	[2]	Housing and Urban Development Floating Rate Notes, 1.046%, 11/1/2016	370,219,475
26,000,000		Tennessee Valley Authority, 5.500%, 7/18/2017	26,879,558
		TOTAL GOVERNMENT AGENCIES	36,861,332,599
		U.S. TREASURIES—15.4%
2,195,000,000	[1]	United States Treasury Bills, 0.300% - 0.330%, 1/5/2017	2,193,772,583
468,000,000	[1]	United States Treasury Bills, 0.320% - 0.335%, 12/29/2016	467,755,385
100,000,000	[1]	United States Treasury Bills, 0.320%, 1/19/2017	99,929,778
1,680,000,000	[1]	United States Treasury Bills, 0.355% - 0.360%, 12/15/2016	1,679,266,055
1,450,000,000	[1]	United States Treasury Notes, 0.290%, 12/22/2016	1,449,404,292
544,500,000		United States Treasury Notes, 0.500% - 1.000%, 3/31/2017	544,571,422
572,500,000		United States Treasury Notes, 0.500% - 2.750%, 11/30/2016	573,162,694
1,808,000,000		United States Treasury Notes, 0.500% - 3.125%, 1/31/2017	1,813,414,165
150,000,000		United States Treasury Notes, 0.625%, 12/15/2016	150,054,427
133,000,000		United States Treasury Notes, 0.625%, 5/31/2017	133,075,720
650,000,000		United States Treasury Notes, 0.750%, 1/15/2017	650,471,693
70,000,000		United States Treasury Notes, 0.875% - 3.000%, 2/28/2017	70,244,418
973,500,000		United States Treasury Notes, 0.875% - 3.250%, 12/31/2016	974,406,244
165,000,000		United States Treasury Notes, 0.875%, 4/15/2017	165,248,576
295,000,000		United States Treasury Notes, 0.875%, 5/15/2017	295,561,626
50,000,000		United States Treasury Notes, 1.875%, 8/31/2017	50,503,757
300,000,000		United States Treasury Notes, 4.750%, 8/15/2017	309,663,761
		TOTAL U.S. TREASURIES	11,620,506,596
		REPURCHASE AGREEMENTS—35.8%
879,000,000		Interest in $1,250,000,000 joint repurchase agreement 0.34%, dated 10/31/2016 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $1,250,011,806 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/16/2057 and the market value of those underlying securities was $1,280,811,667.	879,000,000
85,000,000		Interest in $250,000,000 joint repurchase agreement 0.35%, dated 10/31/2016 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,002,431 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/1/2046 and the market value of those underlying securities was $255,829,022.	85,000,000
1,300,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.32%, dated 10/31/2016 under which BNP Paribas S.A. will repurchase securities provided as collateral for $2,000,017,778 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $2,040,018,165.	1,300,000,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$200,000,000		Repurchase agreement 0.33%, dated 10/31/2016 under which BNP Paribas S.A. will repurchase securities provided as collateral for $200,001,833 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/15/2036 and the market value of those underlying securities was $204,765,280.	$200,000,000
1,000,000,000		Interest in $1,700,000,000 joint repurchase agreement 0.34%, dated 10/31/2016 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,700,016,056 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2046 and the market value of those underlying securities was $1,735,190,710.	1,000,000,000
375,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.35%, dated 10/5/2016 under which BNP Paribas S.A. will repurchase securities provided as collateral for $500,145,833 on 11/4/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/20/2066 and the market value of those underlying securities was $510,474,394.	375,000,000
750,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.36%, dated 10/14/2016 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,000,610,000 on 12/14/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $1,020,183,669.	750,000,000
37,000,000		Repurchase agreement 0.34%, dated 10/31/2016 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $37,000,349 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/15/2046 and the market value of those underlying securities was $37,969,994.	37,000,000
746,427,000		Interest in $880,000,000 joint repurchase agreement 0.34%, dated 10/31/2016 under which Bank of America, N.A. will repurchase a security provided as collateral for $880,008,311 on 11/1/2016. The security provided as collateral at the end of the period held with BNY Mellon as tri-party agent, was a U.S Government Agency security maturing on 2/25/2044 and the market value of that underlying security was $906,408,561.	746,427,000
50,000,000		Repurchase agreement 0.33%, dated 10/31/2016 under which Bank of Montreal will repurchase securities provided as collateral for $50,000,458 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/25/2043 and the market value of those underlying securities was $51,499,919.	50,000,000
450,000,000		Interest in $850,000,000 joint repurchase agreement 0.32%, dated 10/31/2016 under which Bank of Nova Scotia will repurchase securities provided as collateral for $850,007,556 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2046 and the market value of those underlying securities was $867,652,492.	450,000,000
500,000,000		Interest in $1,050,000,000 joint repurchase agreement 0.32%, dated 10/31/2016 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,050,009,333 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2025 and the market value of those underlying securities was $1,071,009,554.	500,000,000
750,000,000		Interest in $1,250,000,000 joint repurchase agreement 0.34%, dated 10/27/2016 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,250,082,639 on 11/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2066 and the market value of those underlying securities was $1,278,915,839.	750,000,000
1,585,000,000		Interest in $3,000,000,000 joint repurchase agreement 0.32%, dated 10/31/2016 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,000,026,667 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $3,060,027,203.	1,585,000,000
600,000,000		Interest in $750,000,000 joint repurchase agreement 0.33%, dated 10/31/2016 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $750,048,125 on 11/7/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $765,007,037.	600,000,000
3,000,000,000		Repurchase agreement 0.32%, dated 10/31/2016 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $3,000,026,667 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $3,060,000,326.	3,000,000,000
400,000,000		Interest in $800,000,000 joint repurchase agreement 0.33%, dated 10/31/2016 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $800,007,333 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/15/2058 and the market value of those underlying securities was $818,074,140.	400,000,000
50,000,000	[3]	Repurchase agreement 0.44%, dated 10/11/2016 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $50,023,222 on 11/18/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/16/2053 and the market value of those underlying securities was $51,514,229.	50,000,000
250,000,000	[3]	Repurchase agreement 0.45%, dated 10/20/2016 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $250,187,500 on 12/19/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2046 and the market value of those underlying securities was $257,539,782.	250,000,000
2

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$100,000,000		Repurchase agreement 0.26%, dated 10/31/2016 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $100,000,722 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 9/30/2021 and the market value of those underlying securities was $102,000,767.	$100,000,000
1,500,000,000		Repurchase agreement 0.25%, dated 10/31/2016 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $1,500,010,417 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2024 and the market value of those underlying securities was $1,500,010,441.	1,500,000,000
800,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.35%, dated 9/27/2016 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,000,340,278 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/15/2053 and the market value of those underlying securities was $1,027,284,539.	800,000,000
130,000,000		Repurchase agreement 0.30%, dated 10/31/2016 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $130,001,083 on 11/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2045 and the market value of those underlying securities was $133,900,460.	130,000,000
400,000,000		Repurchase agreement 0.31%, dated 10/31/2016 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $400,003,444 on 11/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2046 and the market value of those underlying securities was $412,002,560.	400,000,000
100,000,000		Repurchase agreement 0.32%, dated 10/26/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $100,006,222 on 11/2/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2046 and the market value of those underlying securities was $103,004,664.	100,000,000
25,000,000		Repurchase agreement 0.32%, dated 10/26/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $25,001,556 on 11/2/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $25,751,572.	25,000,000
74,210,000		Repurchase agreement 0.33%, dated 10/31/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $74,210,680 on 11/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2045 and the market value of those underlying securities was $76,437,267.	74,210,000
150,000,000	[3]	Repurchase agreement 0.47%, dated 9/26/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $150,117,500 on 11/25/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2044 and the market value of those underlying securities was $154,570,841.	150,000,000
300,000,000	[3]	Repurchase agreement 0.48%, dated 9/30/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $300,240,000 on 11/29/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2045 and the market value of those underlying securities was $309,128,111.	300,000,000
100,000,000	[3]	Repurchase agreement 0.48%, dated 10/18/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $100,046,667 on 11/22/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2044 and the market value of those underlying securities was $103,020,614.	100,000,000
100,000,000	[3]	Repurchase agreement 0.48%, dated 10/3/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $100,113,333 on 12/27/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2043 and the market value of those underlying securities was $103,005,349.	100,000,000
100,000,000	[3]	Repurchase agreement 0.49%, dated 8/29/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $100,148,361 on 12/16/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2046 and the market value of those underlying securities was $103,020,387.	100,000,000
150,000,000	[3]	Repurchase agreement 0.49%, dated 9/2/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $150,222,542 on 12/20/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2045 and the market value of those underlying securities was $154,521,634.	150,000,000
450,000,000		Repurchase agreement 0.34%, dated 10/31/2016 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $450,004,250 on 11/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2066 and the market value of those underlying securities was $463,500,454.	450,000,000
206,155,000		Interest in $550,000,000 joint repurchase agreement 0.34%, dated 10/31/2016 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $550,005,194 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/25/2046 and the market value of those underlying securities was $565,824,196.	206,155,000
3

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$500,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.32%, dated 10/31/2016 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,500,013,333 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $1,530,013,662	$500,000,000
1,949,000,000		Interest in $2,450,000,000 joint repurchase agreement 0.34%, dated 10/31/2016 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,450,023,139 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/16/2057 and the market value of those underlying securities was $2,513,821,907.	1,949,000,000
334,488,000		Repurchase agreement 0.36%, dated 10/31/2016 under which Prudential Insurance Co. America, will repurchase securities provided as collateral for $334,491,345 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2044 and the market value of those underlying securities was $340,236,568	334,488,000
400,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.37%, dated 10/12/2016 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,169,583 on 11/14/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2046 and the market value of those underlying securities was $511,523,872.	400,000,000
375,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.37%, dated 10/20/2016 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,164,444 on 11/21/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2046 and the market value of those underlying securities was $510,182,778.	375,000,000
375,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.37%, dated 9/23/2016 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,308,333 on 11/22/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/1/2046 and the market value of those underlying securities was $511,373,528.	375,000,000
375,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.48%, dated 10/20/2016 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,600,000 on 1/18/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/1/2046 and the market value of those underlying securities was $511,346,684.	375,000,000
650,000,000		Interest in $800,000,000 joint repurchase agreement 0.33%, dated 10/31/2016 under which Royal Bank of Canada will repurchase securities provided as collateral for $800,051,333 on 11/7/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2046 and the market value of those underlying securities was $816,052,360.	650,000,000
1,000,000,000		Interest in $1,800,000,000 joint repurchase agreement 0.31%, dated 10/31/2016 under which Royal Bank of Scotland will repurchase securities provided as collateral for $1,800,015,500 on 11/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $1,836,003,144.	1,000,000,000
400,000,000		Interest in $500,000,000 joint repurchase agreement 0.32%, dated 10/25/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $500,031,111 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/15/2056 and the market value of those underlying securities was $511,412,065.	400,000,000
500,000,000	[3]	Repurchase agreement 0.35%, dated 10/20/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $500,165,278 on 11/23/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $510,059,542.	500,000,000
200,000,000	[3]	Repurchase agreement 0.41%, dated 9/27/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $200,079,722 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/20/2046 and the market value of those underlying securities was $205,090,826.	200,000,000
300,000,000		Repurchase agreement 0.31%, dated 10/25/2016 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $300,018,083 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/1/2046 and the market value of those underlying securities was $306,018,536.	300,000,000
75,000,000		Repurchase agreement 0.34%, dated 10/31/2016 under which Wells Fargo Bank, N.A. will repurchase securities provided as collateral for $75,000,708 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2042 and the market value of those underlying securities was $76,500,723.	75,000,000
1,050,000,000		Interest in $2,530,000,000 joint repurchase agreement 0.34%, dated 10/31/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $2,530,023,894 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2055 and the market value of those underlying securities was $2,582,450,599.	1,050,000,000
250,000,000		Repurchase agreement 0.34%, dated 10/31/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,002,361 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 8/20/2046 and the market value of those underlying securities was $255,002,409.	250,000,000
4

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$25,000,000		Repurchase agreement 0.34%, dated 10/31/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $25,000,236 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2046 and the market value of those underlying securities was $25,500,242.	$25,000,000
345,000,000	[3]	Interest in $465,000,000 joint repurchase agreement 0.41%, dated 9/6/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $465,328,342 on 11/7/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/25/2055 and the market value of those underlying securities was $479,255,464.	345,000,000
295,000,000	[3]	Interest in $370,000,000 joint repurchase agreement 0.41%, dated 10/12/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $370,139,058 on 11/14/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/15/2050 and the market value of those underlying securities was $381,186,806.	295,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	27,091,280,000
		TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[4]	75,573,119,195
		OTHER ASSETS AND LIABILITIES - NET—0.0%[5]	30,348,993
		TOTAL NET ASSETS—100%	$75,603,468,188
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and next reset date shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principal. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
5
Federated Government Obligations Tax-Managed Fund
Portfolio of Investments
October 31, 2016 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—64.7%
$20,000,000		Federal Farm Credit System Notes, 0.48%, 11/4/2016	$20,000,278
812,000,000	[1]	Federal Farm Credit System Discount Notes, 0.21% - 0.69%, 11/3/2016 - 10/2/2017	810,583,775
1,082,100,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.485% - 0.826%, 11/4/2016 - 1/27/2017	1,082,458,822
118,485,000		Federal Home Loan Bank System Notes, 0.50% - 1.625%, 11/23/2016 - 3/9/2017	118,553,605
1,279,340,000	[1]	Federal Home Loan Bank System Discount Notes, 0.20% - 0.578%, 11/2/2016 - 12/21/2016	1,279,112,997
968,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.535% - 0.824%, 11/2/2016 - 1/6/2017	968,631,551
		TOTAL GOVERNMENT AGENCIES	4,279,341,028
		U.S. TREASURY—38.2%
350,000,000		United States Treasury Bills, 0.26% - 0.275%, 12/29/2016	349,847,347
250,000,000		United States Treasury Bills, 0.29%, 12/22/2016	249,897,292
200,000,000		United States Treasury Bills, 0.328%, 12/1/2016	199,945,416
138,000,000		United States Treasury Bills, 0.375%, 12/15/2016	137,936,750
375,000,000	[2]	United States Treasury Floating Rate Notes, 0.414%, 11/1/2016	375,105,458
331,500,000		United States Treasury Notes, 0.50% - 2.75%, 11/30/2016	331,964,235
50,000,000		United States Treasury Notes, 0.625%, 12/31/2016	50,016,362
92,000,000		United States Treasury Notes, 0.625%, 2/15/2017	92,067,918
387,000,000		United States Treasury Notes, 0.75%, 1/15/2017	387,310,723
160,000,000		United States Treasury Notes, 0.875% - 3.125%, 1/31/2017	160,539,475
186,000,000		United States Treasury Notes, 3.00%, 2/28/2017	187,591,866
		TOTAL U.S. TREASURY	2,522,222,842
		TOTAL INVESTMENTS—102.9% (AT AMORTIZED COST)[3]	6,801,563,870
		OTHER ASSETS AND LIABILITIES - NET—(2.9)%[4]	(194,036,097)
		TOTAL NET ASSETS—100%	$6,607,527,773
1	Discount rate at time of purchase.
2	Floating rate note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
1

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
2
Federated Institutional Money Market Management
Portfolio of Investments
October 31, 2016 (unaudited)
Principal Amount		Value
	NOTES - VARIABLE—19.1%[1]
	Finance - Banking—7.2%
$1,600,000	Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-1), (Sumitomo Mitsui Banking Corp. LOC), 0.560%, 11/2/2016	$1,600,000
7,455,000	Hanover County, VA EDA, (Series 2008D-2), (U.S. Bank, N.A. LOC), 0.660%, 11/2/2016	7,455,000
9,920,000	Miami-Dade County, FL IDA, Badia Spices, Inc. Project Series 2015, (Northern Trust Co., Chicago, IL LOC), 0.680%, 11/3/2016	9,920,000
8,000,000	Michigan State Housing Development Authority, (Series 2007C), (JPMorgan Chase Bank, N.A. LIQ), 0.680%, 11/2/2016	8,000,000
800,000	Salvation Army, Series 2004-A, (Bank of New York Mellon LOC), 0.680%, 11/3/2016	800,000
15,930,000	Washington State EDFA, (Series 2005B), (Bank of America N.A. LOC), 0.660%, 11/2/2016	15,930,000
5,000,000	Wayne County, GA, IDA, (Series 2000), (Bank of America N.A. LOC), 0.660%, 11/2/2016	5,000,000
	TOTAL	48,705,000
	Government Agency—1.4%
9,000,000	MB N4P3, LLC, Series 2015-A Mission Bay Apartments Project, (FHLB of San Francisco LOC), 0.750%, 11/3/2016	9,000,000
	Municipal—8.0%
28,000,000	California Statewide Communities Development Authority, (Series B), 0.580%, 11/2/2016	28,000,000
26,050,000	Murray City, UT, (Series 2003B), 0.580%, 11/3/2016	26,050,000
	TOTAL	54,050,000
	University—2.5%
16,950,000	Ohio State University, (Series 2005B), 0.590%, 11/2/2016	16,950,000
	TOTAL NOTES – VARIABLE (IDENTIFIED COST $128,705,000)	128,705,000
	OTHER REPURCHASE AGREEMENTS—8.1%
	Finance - Banking—8.1%
10,000,000	Citigroup Global Markets, Inc., 0.923%, interest in a $75,000,000 collateralized loan agreement, dated 10/31/2016, will repurchase securities provided as collateral for $75,001,896 on 11/1/2016, in which asset-backed securities with a market value of $76,501,934 have been received as collateral and held with BNY Mellon as tri-party agent.	10,000,000
34,000,000	HSBC Securities (USA), Inc., 0.618%, interest in a $225,000,000 collateralized loan agreement, dated 10/31/2016, will repurchase securities provided as collateral for $225,003,813 on 11/1/2016, in which corporate bonds and medium-term notes with a market value of $ 229,501,867 have been received as collateral and held with BNY Mellon as tri-party agent.	34,000,000
11,000,000	RBC Capital Markets, LLC, 0.517%, interest in a $250,000,000 collateralized loan agreement, dated 10/31/2016, will repurchase securities provided as collateral for $250,003,542 on 11/1/2016, in which municipal bonds with a market value of $255,003,613 have been received as collateral and held with BNY Mellon as tri-party agent.	11,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (AT COST)	55,000,000
	REPURCHASE AGREEMENTS—73.6%
	Finance - Banking—73.6%
125,000,000	Interest in $1,250,000,000 joint repurchase agreement 0.34%, dated 10/31/2016 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $1,250,011,806 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/16/2057 and the market value of those underlying securities was $1,280,811,667.	125,000,000
115,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.34%, dated 10/31/2016 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,000,009,444 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2066 and the market value of those underlying securities was $1,029,690,269.	115,000,000
107,000,000	Interest in $2,450,000,000 joint repurchase agreement 0.34%, dated 10/31/2016 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,450,023,139 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/16/2057 and the market value of those underlying securities was $2,513,821,907.	107,000,000
1

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$150,000,000	Interest in $2,530,000,000 joint repurchase agreement 0.34%, dated 10/31/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $2,530,023,894 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2055 and the market value of those underlying securities was $2,582,450,599.	$150,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	497,000,000
	TOTAL INVESTMENTS—100.8% (IDENTIFIED COST $680,705,000)[2]	680,705,000
	OTHER ASSETS AND LIABILITIES - NET—(0.8)%[3]	(5,109,106)
	TOTAL NET ASSETS—100%	$675,595,894
1	Denotes a variable rate security with current rate and next reset date shown.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Investment Valuation
In calculating its (NAV), the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
3
Federated Municipal Obligations Fund
Portfolio of Investments
October 31, 2016 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—102.0%[1]
		Alabama—6.9%
$2,200,000		Alabama HFA MFH, (2000 Series C: Parktowne Apartments) Weekly VRDNs (Park Towne Villas Ltd.)/(Branch Banking & Trust Co. LOC), 0.790%, 11/3/2016	$2,200,000
3,470,000		Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.790%, 11/3/2016	3,470,000
1,550,000		Autauga County, AL IDA, (Series 2008) Weekly VRDNs (Marshall Prattville, LLC)/(Wells Fargo Bank, N.A. LOC), 0.800%, 11/3/2016	1,550,000
4,440,000		Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.730%, 11/3/2016	4,440,000
50,000,000		Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.630%, 11/1/2016	50,000,000
15,000,000		Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.810%, 11/3/2016	15,000,000
15,430,000		Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.800%, 11/3/2016	15,430,000
260,000		Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(FHLB of Atlanta LOC), 0.940%, 11/3/2016	260,000
3,300,000		Wilsonville, AL IDB, (Series D) (Gaston Plant) Daily VRDNs (Alabama Power Co.), 0.600%, 11/1/2016	3,300,000
		TOTAL	95,650,000
		Arizona—1.0%
355,000		Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 0.790%, 11/3/2016	355,000
7,221,000		Flagstaff, AZ IDA, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 0.760%, 11/3/2016	7,221,000
6,750,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.770%, 11/3/2016	6,750,000
		TOTAL	14,326,000
		California—14.4%
5,120,000		California Enterprise Development Authority, (Series 2015) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/(City National Bank LOC), 0.880%, 11/3/2016	5,120,000
12,300,000		California Infrastructure & Economic Development Bank, (Series 2008) Weekly VRDNs (Santa Barbara Center for the Performing Arts)/(Bank of America N.A. LOC), 0.660%, 11/3/2016	12,300,000
13,290,000		California Municipal Finance Authority, (Series 2010 A) Weekly VRDNs (Westmont College)/(Comerica Bank LOC), 0.730%, 11/3/2016	13,290,000
5,000,000		California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.800%, 11/3/2016	5,000,000
3,500,000		California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.800%, 11/3/2016	3,500,000
2,940,000		California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.800%, 11/3/2016	2,940,000
2,000,000		California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(CoBank, ACB LOC), 0.800%, 11/3/2016	2,000,000
3,000,000		California PCFA, (Series 2003) Weekly VRDNs (P & D Dairy and Poso Creek Family Dairy, LLC)/(Bank of the West, San Francisco, CA LOC), 0.800%, 11/3/2016	3,000,000
2,075,000		California PCFA, (Series 2011) Weekly VRDNs (Recycling Industries, Inc.)/(Comerica Bank LOC), 0.850%, 11/2/2016	2,075,000
2,805,000		California PCFA, (Series 2011A) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.850%, 11/2/2016	2,805,000
2,435,000		California PCFA, (Series 2012A) Weekly VRDNs (Metropolitan Recycling LLC)/(Comerica Bank LOC), 0.850%, 11/2/2016	2,435,000
2,060,000		California PCFA, (Series 2014) Weekly VRDNs (Bay Counties Waste Services, Inc.)/(Comerica Bank LOC), 0.850%, 11/2/2016	2,060,000
1,075,000		California PCFA, (Series 2014) Weekly VRDNs (Mill Valley Refuse Service, Inc.)/(Comerica Bank LOC), 0.850%, 11/2/2016	1,075,000
3,855,000		California PCFA, (Series 2014) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.850%, 11/2/2016	3,855,000
1,900,000		California Statewide Communities Development Authority IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.930%, 11/3/2016	1,900,000
13,005,000	[2,3]	Carlsbad, CA USD, Stage Trust (Series 2009-22Z), 0.83% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 12/8/2016	13,005,000
19,940,000	[2,3]	Coast CCD, CA, GS Trust (Series 36TPZ), 0.98% TOBs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo & Co. LIQ), Optional Tender 1/12/2017	19,940,000
20,000,000	[2,3]	Dublin, CA USD, Stage Trust (Series 2009-73Z), 0.83% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 11/10/2016	20,000,000
50,000,000	[2,3]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.840%, 11/3/2016	50,000,000
29,655,000	[2,3]	Hartnell, CA CCD, Stage Trust (Series 2009-64Z), 0.83% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 12/1/2016	29,655,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		California—continued
$3,500,000		Hillsborough, CA Water and Sewer Systems, (Series 2000A) Weekly VRDNs (Bank of the West, San Francisco, CA LIQ), 0.670%, 11/3/2016	$3,500,000
		TOTAL	199,455,000
		Colorado—4.6%
3,300,000		Colorado Agricultural Development Authority, (Series 2006) Weekly VRDNs (Monte Vista Dairy, LLC)/(CoBank, ACB LOC), 0.800%, 11/3/2016	3,300,000
60,050,000	[2,3]	Colorado Health Facilities Authority, Barclays Floater Certificates (Series 2015-7WE) Weekly VRDNs (Catholic Health Initiatives)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.780%, 11/3/2016	60,050,000
		TOTAL	63,350,000
		Connecticut—1.9%
1,800,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.570%, 11/2/2016	1,800,000
300,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Westminster School)/(Bank of America N.A. LOC), 0.650%, 11/3/2016	300,000
2,000,000		Easton, CT, 2.00% BANs, 12/14/2016	2,003,587
14,500,000		Putnam, CT, (Lot A), 1.25% BANs, 11/15/2016	14,502,297
1,000,000		Shelton, CT Housing Authority, (Series 1998) Weekly VRDNs (Crosby Commons)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.680%, 11/3/2016	1,000,000
1,000,000		Stamford, CT Housing Authority, (Series 2016) Weekly VRDNs (Fairfield Apartments)/(FNMA LOC), 0.630%, 11/3/2016	1,000,000
5,750,000		Watertown, CT, 1.50% BANs, 4/25/2017	5,766,734
		TOTAL	26,372,618
		District of Columbia—0.4%
6,025,000		District of Columbia HFA, (Series 2000) Weekly VRDNs (WDC I Limited Partnership Development)/(SunTrust Bank LOC), 0.830%, 11/2/2016	6,025,000
		Florida—5.9%
52,945,000	[2,3]	Central Florida Expressway Authority, Barclays Floater Certificates (Series 2015-3WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.780%, 11/3/2016	52,945,000
14,300,000		Jacksonville, FL PCR, Pollution Control Revenue Refunding Bonds (Series 1992), 0.95% CP (Florida Power & Light Co.), Mandatory Tender 12/1/2016	14,300,000
14,700,000		Manatee County, FL, Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.600%, 11/1/2016	14,700,000
		TOTAL	81,945,000
		Georgia—3.8%
850,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.750%, 11/3/2016	850,000
5,500,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.790%, 11/3/2016	5,500,000
3,045,000		Bartow County, GA Development Authority, (Series 2014) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.760%, 11/3/2016	3,045,000
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.830%, 11/3/2016	5,400,000
3,215,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Avalon Apartments LP)/(FNMA LOC), 0.790%, 11/3/2016	3,215,000
1,800,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.770%, 11/3/2016	1,800,000
8,600,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.790%, 11/3/2016	8,600,000
23,640,000		Main Street Gas, Inc., GA, (Series 2010 A2), 0.74% TOBs (Royal Bank of Canada LOC), Optional Tender 12/1/2016	23,640,000
		TOTAL	52,050,000
		Hawaii—0.4%
4,990,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series C) VRENs, 1.080%, 11/3/2016	4,990,000
		Illinois—0.3%
1,145,000		Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.870%, 11/3/2016	1,145,000
400,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.880%, 11/3/2016	400,000
1,000,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.830%, 11/3/2016	1,000,000
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Illinois—continued
$1,845,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.800%, 11/3/2016	$1,845,000
335,000		Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.880%, 11/3/2016	335,000
		TOTAL	4,725,000
		Indiana—5.5%
22,000,000		Bartholomew Consolidated School Corp., IN, 2.25% TANs, 12/30/2016	22,046,373
6,640,000		Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.790%, 11/3/2016	6,640,000
1,400,000		Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.750%, 11/3/2016	1,400,000
9,090,000	[2,3]	Indiana State Finance Authority, Stage Trust (Series 2009-82C), 0.83% TOBs (Trinity Healthcare Credit Group)/(Wells Fargo & Co. LIQ), Optional Tender 12/8/2016	9,090,000
5,000,000		Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(AgriBank FCB LOC), 0.800%, 11/3/2016	5,000,000
6,000,000		Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(CoBank, ACB LOC), 0.800%, 11/3/2016	6,000,000
5,150,000		Portage, IN, (Series 1999) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.820%, 11/3/2016	5,150,000
10,000,000		Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.820%, 11/3/2016	10,000,000
1,000,000		Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.820%, 11/3/2016	1,000,000
10,000,000		Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.820%, 11/3/2016	10,000,000
		TOTAL	76,326,373
		Iowa—1.9%
2,870,000		Des Moines, IA, Special Facility Revenue Bonds (Series 2007) Weekly VRDNs (Elliott Aviation, Inc.)/(U.S. Bank, N.A. LOC), 0.720%, 11/3/2016	2,870,000
4,770,000		Iowa Finance Authority, (Series 2001A) Weekly VRDNs (U.S. Filter Water)/(Societe Generale, Paris LOC), 0.780%, 11/3/2016	4,770,000
7,700,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Ag Real Estate Iowa One, LP)/(AgriBank FCB LOC), 0.800%, 11/3/2016	7,700,000
5,300,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(AgriBank FCB LOC), 0.800%, 11/3/2016	5,300,000
6,000,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(AgriBank FCB LOC), 0.800%, 11/3/2016	6,000,000
		TOTAL	26,640,000
		Kentucky—0.2%
2,050,000		Kentucky Housing Corp., (Series 2007) Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 0.870%, 11/3/2016	2,050,000
		Louisiana—1.4%
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.790%, 11/3/2016	4,630,000
1,800,000		Port of New Orleans, LA, (Series 2000) Weekly VRDNs (New Orleans Steamboat Co.)/(FHLB of Dallas LOC), 0.750%, 11/3/2016	1,800,000
7,000,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.800%, 11/2/2016	7,000,000
6,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.780%, 11/2/2016	6,000,000
		TOTAL	19,430,000
		Maryland—0.2%
1,240,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.750%, 11/4/2016	1,240,000
1,500,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.800%, 11/3/2016	1,500,000
		TOTAL	2,740,000
		Massachusetts—0.6%
6,800,000	[2,3]	Commonwealth of Massachusetts, Clipper Tax-Exempt Certificates Trust (Series 2009-69) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.670%, 11/3/2016	6,800,000
1,800,000		Massachusetts State Development Finance Agency, (Series M-2) Weekly VRDNs (Partners Healthcare Systems)/(Bank of New York Mellon LOC), 0.610%, 11/3/2016	1,800,000
		TOTAL	8,600,000
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Michigan—8.4%
$65,950,000	[2,3]	Eastern Michigan University Board of Regents, Barclays Floater Certificates (Series 2015-6WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.780%, 11/3/2016	$65,950,000
5,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.770%, 11/3/2016	5,500,000
39,880,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.750%, 11/2/2016	39,880,000
5,415,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.720%, 11/4/2016	5,415,000
		TOTAL	116,745,000
		Mississippi—1.1%
6,190,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.790%, 11/3/2016	6,190,000
9,330,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.790%, 11/3/2016	9,330,000
		TOTAL	15,520,000
		Multi-State—4.8%
25,000,000	[2,3]	Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs (Barclays Bank PLC LIQ), 0.760%, 11/3/2016	25,000,000
41,300,000	[2,3]	Nuveen Enhanced Municipal Credit Opportunities Fund, (Series 3) Weekly VRDPs (TD Bank, N.A. LIQ), 0.780%, 11/3/2016	41,300,000
		TOTAL	66,300,000
		New Hampshire—1.7%
23,110,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(Citizens Bank, N.A., Providence LOC), 0.600%, 11/1/2016	23,110,000
		New Jersey—3.1%
2,300,000	[2,3]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT) (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.670%, 11/3/2016	2,300,000
6,590,000		Freehold Borough, NJ, (Series 2015A), 2.00% BANs, 12/2/2016	6,596,415
8,935,000	[2,3]	Garden State Preservation Trust, NJ, PUTTERs (Series 2865Z) Weekly VRDNs (New Jersey State)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.830%, 11/3/2016	8,935,000
8,000,000		Linden, NJ, 1.25% BANs, 12/14/2016	8,001,748
6,605,000		New Jersey EDA, (Series 2004-B) Weekly VRDNs (Peddie School)/(U.S. Bank, N.A. LIQ), 0.630%, 11/3/2016	6,605,000
1,455,000		New Jersey Health Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.960%, 11/2/2016	1,455,000
4,300,000		New Jersey Health Care Facilities Financing Authority, (Series 2008B) Weekly VRDNs (AHS Hospital Corp.)/(Bank of America N.A. LOC), 0.610%, 11/3/2016	4,300,000
1,500,000	[2,3]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L36) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.700%, 11/3/2016	1,500,000
1,980,000	[2,3]	New Jersey Higher Education Assistance Authority, Tender Option Bond Trust Certificates (2016-XG0032) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.930%, 11/3/2016	1,980,000
1,000,000		New Jersey Housing & Mortgage Finance Agency, (Series 2005-O) Weekly VRDNs (Barclays Bank PLC LIQ), 0.680%, 11/2/2016	1,000,000
		TOTAL	42,673,163
		New Mexico—0.3%
3,400,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.750%, 11/3/2016	3,400,000
425,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 1.010%, 11/2/2016	425,000
		TOTAL	3,825,000
		New York—10.3%
44,000,000	[2,3]	Battery Park, NY City Authority, PUTTERs (Series 4410) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.620%, 11/1/2016	44,000,000
13,090,000		Bemus Point, NY CSD, 2.00% BANs, 6/28/2017	13,183,426
5,959,000		Cooperstown, NY CSD, 1.75% BANs, 6/30/2017	5,990,937
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.790%, 11/3/2016	5,590,000
6,375,000		Kingston, NY, (2016 Series B), 2.00% BANs, 11/9/2017	6,438,112
10,500,000	[2,3]	Metropolitan Transportation Authority, NY, Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs (MTA Transportation Revenue)/(Toronto Dominion Bank LIQ), 0.780%, 11/3/2016	10,500,000
4,290,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.830%, 11/3/2016	4,290,000
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		New York—continued
$5,100,000		New York City, NY Health and Hospitals Corp., Health System Bonds (Series 2008D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.660%, 11/2/2016	$5,100,000
1,200,000		New York City, NY, (2004 Series H-2) Weekly VRDNs (CALPERS (California Public Employees Retirement System) LOC), 0.670%, 11/2/2016	1,200,000
24,880,000		New York State Energy Research & Development Authority, (1997 Series A) Weekly VRDNs (National Grid Generation LLC)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.750%, 11/2/2016	24,880,000
11,570,000		New York State Mortgage Agency, (Series 139) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.630%, 11/1/2016	11,570,000
10,000,000		West Genesee, NY CSD, 2.00% BANs, 6/30/2017	10,065,606
		TOTAL	142,808,081
		North Carolina—1.3%
18,000,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 0.900%, 11/2/2016	18,000,000
		North Dakota—0.5%
7,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.770%, 11/2/2016	7,000,000
		Ohio—0.0%
250,000		Marion County, OH MFH, (Series 2006) Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC), 0.710%, 11/3/2016	250,000
250,000		Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(Bank of America N.A. LOC), 0.800%, 11/3/2016	250,000
		TOTAL	500,000
		Pennsylvania—8.1%
25,800,000	[2,3]	Allegheny County, PA HDA, PUTTERs (Series 4323) Daily VRDNs (UPMC Health System)/(JPMorgan Chase Bank, N.A. LIQ), 0.620%, 11/1/2016	25,800,000
75,920,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.750%, 11/3/2016	75,920,000
10,725,000		Pittsburgh, PA Water & Sewer Authority, First Lien (Series D-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.700%, 11/3/2016	10,725,000
		TOTAL	112,445,000
		South Carolina—0.8%
8,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.850%, 11/2/2016	8,000,000
2,455,000		South Carolina Jobs-EDA, (Series 2007) Weekly VRDNs (ACI Industries LLC)/(Bank of America N.A. LOC), 0.800%, 11/3/2016	2,455,000
		TOTAL	10,455,000
		South Dakota—0.2%
3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.800%, 11/3/2016	3,000,000
		Tennessee—1.2%
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.790%, 11/3/2016	3,500,000
12,800,000		Memphis-Shelby County, TN Industrial Development Board—PCRB, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(GTD by Nucor Corp.), 0.850%, 11/2/2016	12,800,000
		TOTAL	16,300,000
		Texas—7.4%
6,600,000		Brazos River, TX, HBR Nav District, (Series 1996) Weekly VRDNs (BASF Corp.), 0.750%, 11/2/2016	6,600,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(AgriBank FCB LOC), 0.800%, 11/3/2016	2,950,000
2,100,000		Dallam County, TX Industrial Development Corp., (Series 2007) Weekly VRDNs (Consolidated Dairy Management LLC)/(Wells Fargo Bank, N.A. LOC), 0.800%, 11/3/2016	2,100,000
18,100,000	[2,3]	El Paso County, TX Hospital District, PUTTERs (Series 2998) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.930%, 11/3/2016	18,100,000
4,000,000		Jewett, TX Economic Development Corporation, (Series 2003) Weekly VRDNs (Nucor Corp.), 0.850%, 11/2/2016	4,000,000
47,000,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2002A) Weekly VRDNs (Flint Hills Resources LLC)/(GTD by Flint Hills Resources LLC), 0.700%, 11/2/2016	47,000,000
15,000,000		Texas State Department of Housing & Community Affairs, (Series 2007) Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(FNMA LOC), 0.790%, 11/3/2016	15,000,000
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Texas—continued
$7,085,000	[2,3]	Texas State, MERLOTS (Series 2008-C47) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.710%, 11/2/2016	$7,085,000
		TOTAL	102,835,000
		Utah—0.1%
880,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.750%, 11/3/2016	880,000
		Virginia—1.8%
5,600,000	[2,3]	Blackrock Virginia Municipal Bond Trust, (Series W-7) Weekly VRDPs (Citibank NA, New York LIQ), 0.720%, 11/3/2016	5,600,000
20,000,000	[2,3]	Suffolk, VA EDA, Eagles (Series 2003-0014), 0.85% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Optional Tender 11/3/2016	20,000,000
		TOTAL	25,600,000
		Washington—0.6%
2,195,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.800%, 11/3/2016	2,195,000
3,660,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.830%, 11/3/2016	3,660,000
2,625,000		Washington State EDFA, (Series 2008D: Skagit Valley Publishing) Weekly VRDNs (Wood Realty, LLC)/(U.S. Bank, N.A. LOC), 0.750%, 11/3/2016	2,625,000
		TOTAL	8,480,000
		Wisconsin—0.9%
6,000,000		Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.770%, 11/3/2016	6,000,000
1,000,000		Wausau, WI IDA, (Series 2002) Weekly VRDNs (Apogee Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.830%, 11/3/2016	1,000,000
1,240,000		West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.870%, 11/3/2016	1,240,000
4,260,000		Wisconsin State Public Finance Authority, (Series 2016) Weekly VRDNs (Birchwood Properties LP)/(FHLB of Des Moines LOC), 0.860%, 11/3/2016	4,260,000
		TOTAL	12,500,000
		TOTAL MUNICIPAL INVESTMENTS—102.0% (AT AMORTIZED COST)[4]	1,413,651,235
		OTHER ASSETS AND LIABILITIES - NET—(2.0)%[5]	(27,096,827)
		TOTAL NET ASSETS—100%	$1,386,554,408
Securities that are subject to the federal alternative minimum tax (AMT) represent 43.4% of the portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2016, these restricted securities amounted to $539,535,000, which represented 38.9% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2016, these liquid restricted securities amounted to $539,535,000, which represented 38.9% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services'
6

policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDBR(s)	—Industrial Development Revenue Bond(s)
INS	—Insured
LIQ	—Liquidity Agreement
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
PCA	—Pollution Control Authority
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
PUTTERs	—Puttable Tax-Exempt Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
7
Federated Prime Cash Obligations Fund
Portfolio of Investments
October 31, 2016 (unaudited)
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—5.7%
		Finance - Banking—5.7%
$200,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.670%, 12/23/2016	$200,000,000
100,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 1.210%, 4/21/2017 - 4/24/2017	100,000,000
30,000,000		Wells Fargo Bank, N.A., 1.300%, 10/20/2017	30,000,000
		TOTAL CERTIFICATES OF DEPOSIT	330,000,000
		COMMERCIAL PAPER—15.4%[1]
		Finance - Banking—5.4%
125,000,000		BNP Paribas SA, 0.701%, 12/5/2016	124,917,361
49,400,000	[2,3]	LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 0.620% - 0.671%, 11/22/2016 - 12/22/2016	49,367,446
89,252,000	[2,3]	Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 0.641% - 0.691%, 12/22/2016 - 12/27/2016	89,162,831
50,000,000		N.V. Bank Nederlandse Gemeenten, 0.600%, 11/28/2016	49,977,500
		TOTAL	313,425,138
		Finance - Retail—1.8%
50,000,000	[2,3]	Barton Capital S.A., 0.480%, 11/1/2016	50,000,000
50,000,000	[2,3]	Starbird Funding Corp., 0.952%, 2/1/2017	49,878,611
5,000,000	[2,3]	Thunder Bay Funding, LLC, 0.390%, 11/1/2016	5,000,000
		TOTAL	104,878,611
		Finance - Securities—4.3%
250,000,000	[2,3]	Anglesea Funding LLC, 0.520% - 0.771%, 11/1/2016 - 12/28/2016	249,907,792
		Sovereign—3.9%
225,000,000	[2,3]	Caisse des Depots et Consignations (CDC), 0.897%, 2/6/2017	224,457,406
		TOTAL COMMERCIAL PAPER	892,668,947
		NOTES - VARIABLE—20.4%[4]
		Finance - Banking—13.6%
2,000,000		Albuquerque, NM IDRB, (Series 1997 El Canto, Inc.), (Wells Fargo Bank, N.A. LOC), 0.730%, 11/3/2016	2,000,000
33,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.144%, 1/23/2017	33,000,842
100,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.234%, 1/20/2017	100,000,000
4,530,000		Buchanan County, MO Solid Waste Disposal, (Series 2009A), (Commerce Bank, N.A., Kansas City LOC), 0.720%, 11/3/2016	4,530,000
8,235,000		California Statewide Communities Development Authority, Series 2005-B, (MUFG Union Bank, N.A. LOC), 0.720%, 11/3/2016	8,235,000
8,075,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wells Fargo Bank, N.A. LOC), 0.720%, 11/3/2016	8,075,000
4,800,000		Charlotte Christian School, (Series 1999), (Wells Fargo Bank, N.A. LOC), 0.900%, 11/2/2016	4,800,000
6,600,000		Connecticut Health and Educational Facilities Authority, (Series D Griffin Hospital), (Wells Fargo Bank, N.A. LOC), 0.650%, 11/3/2016	6,600,000
68,345,000		Connecticut State HFA, (2008 Series E), (Bank of America N.A. LIQ), 0.660%, 11/3/2016	68,345,000
34,970,000		Corporate Finance Managers, Inc., Series B, (Wells Fargo Bank, N.A. LOC), 0.850%, 11/3/2016	34,970,000
6,125,000		First Christian Church of Florissant, (Series 2008), (BMO Harris Bank, N.A. LOC), 1.000%, 11/3/2016	6,125,000
4,070,000		Gadsden, AL Airport Authority, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.700%, 11/3/2016	4,070,000
6,065,000		Guiding Light Church, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.850%, 11/3/2016	6,065,000
17,770,000		Hamilton Station Park and Ride, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.850%, 11/3/2016	17,770,000
100,000,000		J.P. Morgan Securities LLC, 1.204%, 1/19/2017	100,000,000
1,150,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.680%, 11/2/2016	1,150,000
200,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.660%, 11/3/2016	200,000
25,000,000		Michigan State Finance Authority Revenue, (Series 2010-A), (Bank of America N.A. LOC), 0.680%, 11/3/2016	25,000,000
25,000,000		Michigan State Finance Authority Revenue, (Series 2010-B), (PNC Bank, N.A. LOC), 0.650%, 11/3/2016	25,000,000
22,155,000		Michigan State Housing Development Authority, (Series 2007C), (JPMorgan Chase Bank, N.A. LIQ), 0.680%, 11/2/2016	22,155,000
1,620,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.850%, 11/3/2016	1,620,000
1

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$19,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, (Series 2008), (Wells Fargo Bank, N.A. LOC), 0.850%, 11/3/2016	$19,670,000
4,200,000		PCP Investors, LLC, (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.850%, 11/3/2016	4,200,000
29,435,000		Panel Rey S.A., (Series 2016), (Citibank NA, New York LOC), 0.720%, 11/3/2016	29,435,000
4,550,000		Partisan Property, Inc., (Series 2014), (Wells Fargo Bank, N.A. LOC), 0.800%, 11/2/2016	4,550,000
15,000,000		SSAB AB (publ), (Series 2015-A), (DNB Bank ASA LOC), 0.720%, 11/3/2016	15,000,000
13,425,000		Saint Paul Minnesota Sales Tax Revenue, Revenue Bond—Rivercentre Arena PJ (Series 2009 A), (Wells Fargo Bank, N.A. LOC), 0.650%, 11/3/2016	13,425,000
6,905,000		St. Andrew United Methodist Church, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.630%, 11/3/2016	6,905,000
23,000,000		St. James Parish, LA, (Series 2011), (Bank of Nova Scotia, Toronto LOC), 0.670%, 11/2/2016	23,000,000
2,210,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 0.900%, 11/4/2016	2,210,000
9,825,000		Tack Capital Co., (Series 2001-A), (Wells Fargo Bank, N.A. LOC), 0.850%, 11/3/2016	9,825,000
100,000,000		Toronto Dominion Bank, 0.881%, 11/4/2016	100,000,000
7,800,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.850%, 11/2/2016	7,800,000
50,000,000		Wells Fargo Bank, N.A., 1.027%, 11/18/2016	50,000,000
25,000,000		Wells Fargo Bank, N.A., 1.056%, 11/21/2016	25,000,000
		TOTAL	790,730,842
		Finance - Commercial—0.3%
6,200,000	[2,3]	M3 Realty, LLC, Series 2007, (General Electric Capital Corp. LOC), 0.560%, 11/3/2016	6,200,000
11,210,000	[2,3]	Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 0.750%, 11/3/2016	11,210,000
		TOTAL	17,410,000
		Finance - Retail—4.3%
100,000,000	[2,3]	Old Line Funding, LLC, 0.983%, 12/2/2016	100,000,000
100,000,000	[2,3]	Old Line Funding, LLC, 0.984%, 12/12/2016	100,000,000
50,000,000	[2,3]	Thunder Bay Funding, LLC, 1.024%, 12/5/2016	50,000,000
		TOTAL	250,000,000
		Government Agency—2.2%
275,000		California Statewide Communities Development Authority, Valley Palms Apartments Project Taxable 2002 Series C-T, (FNMA LOC), 0.850%, 11/3/2016	275,000
19,770,000		Capital Trust Agency, FL, (FNMA LOC), 0.750%, 11/3/2016	19,770,000
5,413,333		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 0.720%, 11/3/2016	5,413,333
4,675,000		Flamingo Enterprises, Inc., (Series 2008), (FHLB of Atlanta LOC), 0.500%, 11/3/2016	4,675,000
1,070,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 0.730%, 11/3/2016	1,070,000
32,000,000		Landing at College Square, LLC, The Landing at College Square Apartments, (Series 2015-A), (FHLB of San Francisco LOC), 0.750%, 11/3/2016	32,000,000
7,450,000		Pittsburg Fox Creek Associates L.P., (Series 2011-A), (FHLB of San Francisco LOC), 0.750%, 11/3/2016	7,450,000
12,320,000		Public Finance Authority, Brannan Park Project (Series 2015), (FHLB of San Francisco LOC), 0.600%, 11/2/2016	12,320,000
30,895,000		Sunroad Centrum Apartments 23, L.P., Centrum Apartments Project, (Series 2015-A), (FHLB of San Francisco LOC), 0.750%, 11/3/2016	30,895,000
4,200,000		Sunroad Centrum Apartments 5 LP, Centrum Apartments Project, (Series 2016-A), (FHLB of San Francisco LOC), 0.750%, 11/3/2016	4,200,000
2,800,000		Sunroad Centrum Apartments 5 LP, Centrum Apartments Project, (Series 2016-B), (FHLB of San Francisco LOC), 0.750%, 11/3/2016	2,800,000
3,665,000		Wiz Kidz, LLC & Wiz Biz Holdings, LLC, (Series 2008), (FHLB of Atlanta LOC), 0.550%, 11/3/2016	3,665,000
		TOTAL	124,533,333
		Municipal—0.0%
1,590,000		Indiana State Finance Authority, (Series 2008 D1), 0.540%, 12/8/2016	1,590,000
		TOTAL NOTES—VARIABLE	1,184,264,175
		TIME DEPOSITS—16.9%
		Finance - Banking—16.9%
280,000,000		Credit Industriel et Commercial, 0.310%, 11/1/2016	280,000,000
200,000,000		DNB Bank ASA, 0.300%, 11/1/2016	200,000,000
2

Principal Amount		Value
	TIME DEPOSITS—continued
	Finance - Banking—continued
$225,000,000	Nordea Bank Finland PLC, 0.310%, 11/1/2016	$225,000,000
275,000,000	Svenska Handelsbanken, Stockholm, 0.300%, 11/1/2016	275,000,000
	TOTAL TIME DEPOSITS	980,000,000
	OTHER REPURCHASE AGREEMENTS—16.0%
	Finance - Banking—16.0%
223,500,000	BMO Capital Markets Corp., 0.517%, dated 10/31/2016, interest in a $400,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $400,005,667 on 11/1/2016, in which corporate bonds, medium-term notes and a government agency with a market value of $408,005,944 have been received as collateral and held with BNY Mellon as tri-party agent.	223,500,000
101,000,000	BNP Paribas SA, 0.720%, dated 10/31/2016, interest in a $175,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $175,003,451 on 11/1/2016, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $178,503,521 have been received as collateral and held with BNY Mellon as tri-party agent.	101,000,000
100,000,000	Credit Suisse Securities (USA) LLC, 0.517%, dated 10/31/2016, interest in a $100,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $100,001,417 on 11/1/2016, in which certificates of deposit and commercial paper with a market value of $102,003,045 have been received as collateral and held with JPMorgan Chase as tri-party agent.	100,000,000
250,000,000	HSBC Securities (USA), Inc., 0.517%, dated 10/31/2016, interest in a $250,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $250,003,542 on 11/1/2016, in which corporate bonds and medium-term notes with a market value of $255,005,533 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
100,000,000	Mizuho Securities USA, Inc., 1.693%, dated 10/27/2016, interest in a $160,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $160,415,644 on 12/22/2016, in which collateralized mortgage obligations with a market value of $163,237,854 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
155,200,000	RBC Capital Markets, LLC, 0.517%, dated 10/31/2016, interest in a $250,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $250,003,542 on 11/1/2016, in which municipal bonds with a market value of $255,003,613 have been received as collateral and held with BNY Mellon as tri-party agent.	155,200,000
	TOTAL OTHER REPURCHASE AGREEMENTS	929,700,000
	REPURCHASE AGREEMENTS—18.8%
	Finance - Banking—18.8%
26,000,000	Interest in $3,000,000,000 joint repurchase agreement 0.32%, dated 10/31/2016 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,000,026,667 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $3,060,027,203.	26,000,000
515,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.34%, dated 10/31/2016 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,000,009,444 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2066 and the market value of those underlying securities was $1,029,690,269.	515,000,000
50,000,000	Interest in $2,450,000,000 joint repurchase agreement 0.34%, dated 10/31/2016 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,450,023,139 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/16/2057 and the market value of those underlying securities was $2,513,821,907.	50,000,000
500,000,000	Interest in $2,530,000,000 joint repurchase agreement 0.34%, dated 10/31/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $2,530,023,894 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2055 and the market value of those underlying securities was $2,582,450,599.	500,000,000
	TOTAL REPURCHASE AGREEMENTS	1,091,000,000
	TOTAL INVESTMENTS—93.2% (AT AMORTIZED COST)[5]	5,407,633,122
	OTHER ASSETS AND LIABILITIES - NET—6.8%[6]	391,261,486
	TOTAL NET ASSETS—100%	$5,798,894,608
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2016, these restricted securities amounted to $1,118,184,928, which represented 19.3% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2016, these liquid restricted securities amounted to $1,118,184,928, which represented 19.3% of total net assets.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
3

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
The following acronyms are used throughout this portfolio:
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
4
Federated Institutional Prime Obligations Fund
Portfolio of Investments
October 31, 2016 (unaudited)
Principal Amount			Value
		COMMERCIAL PAPER—2.3%[1]
		Finance - Commercial—2.3%
$25,000,000	[2,3]	Atlantic Asset Securitization LLC, 0.330%, 11/1/2016	$25,000,000
		NOTES - VARIABLE—30.7%[4]
		Finance - Banking—11.0%
6,785,000		Capital Markets Access Co. LC, (Wells Fargo Bank, N.A. LOC), 0.850%, 11/3/2016	6,785,000
2,005,000		Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 0.900%, 11/4/2016	2,005,000
12,600,000		Collier County, FL IDA, (Series 2005), (Northern Trust Co., Chicago, IL LOC), 0.670%, 11/2/2016	12,600,000
95,000		Corporate Finance Managers, Inc., Series B, (Wells Fargo Bank, N.A. LOC), 0.850%, 11/3/2016	95,000
15,690,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 0.720%, 11/3/2016	15,690,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 0.720%, 11/3/2016	3,000,000
1,150,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.680%, 11/2/2016	1,150,000
270,000		Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.900%, 11/2/2016	270,000
390,000		L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 0.900%, 11/2/2016	390,000
1,225,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.850%, 11/2/2016	1,225,000
335,000		Metropolitan Transportation Authority, NY, (Series 2005E-2), (Royal Bank of Canada LOC), 0.620%, 11/3/2016	335,000
10,000,000		Millport, AL IDA, (Series 2011), (Citibank NA, New York LOC), 0.800%, 11/3/2016	10,000,000
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 0.720%, 11/3/2016	15,000,000
29,200,000		Salvation Army, Series 2004-A, (Bank of New York Mellon LOC), 0.680%, 11/3/2016	29,200,000
7,850,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 0.900%, 11/3/2016	7,850,000
905,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.630%, 11/3/2016	905,000
6,460,000		The Harry M. Rubin 2014 Insurance Trust, Series 2014, (Wells Fargo Bank, N.A. LOC), 0.720%, 11/3/2016	6,460,000
6,995,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 0.790%, 11/3/2016	6,995,000
		TOTAL	119,955,000
		Finance - Commercial—0.8%
8,790,000	[2,3]	The Anderson's, Inc., Series 2008, (General Electric Capital Corp. LOC), 0.750%, 11/3/2016	8,790,000
		Finance - Retail—3.7%
40,000,000	[2,3]	Fairway Finance Co. LLC, 0.918%, 11/7/2016	40,000,000
		Government Agency—15.2%
8,300,000		Aquarium Parking Deck, LLC, Series 2005, (FHLB of Atlanta LOC), 0.770%, 11/2/2016	8,300,000
11,800,000		Buffalo Peak Apts., LLC, Series 2015-A Buffalo Peaks Apartment Project, (FHLB of San Francisco LOC), 0.760%, 11/3/2016	11,800,000
21,200,000		COG Leasing Co. LLP, Series 2007, (FHLB of Des Moines LOC), 0.750%, 11/3/2016	21,200,000
28,710,000		Chelwood, L.P., Warwick Square Apts Series 2013-A, (FHLB of San Francisco LOC), 0.750%, 11/3/2016	28,710,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 0.760%, 11/3/2016	16,000,000
17,300,000		MB N4P3, LLC, Series 2015-A Mission Bay Apartments Project, (FHLB of San Francisco LOC), 0.750%, 11/3/2016	17,300,000
6,200,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 0.750%, 11/3/2016	6,200,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.750%, 11/3/2016	19,640,000
23,820,000		Oakmont of Whittier LLC, Series 2014-A, (FHLB of San Francisco LOC), 0.750%, 11/3/2016	23,820,000
7,500,000		Premier Mushrooms, Inc., Series 2012, (CoBank, ACB LOC), 0.720%, 11/3/2016	7,500,000
6,005,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (FHLB of Atlanta LOC), 0.850%, 11/3/2016	6,005,000
		TOTAL	166,475,000
		TOTAL NOTES—VARIABLE	335,220,000
		OTHER REPURCHASE AGREEMENTS—14.4%
		Finance - Banking—14.4%
56,000,000		BMO Capital Markets Corp., 0.517%, dated 10/31/2016, interest in a $400,000,000 collateralized loan agreement will repurchase securities provided as collateral for $400,005,667 on 11/1/2016, in which corporate bonds and medium-term notes with a market value of $408,005,944 have been received as collateral and held with BNY Mellon as tri-party agent.	56,000,000
1

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$46,500,000	HSBC Securities (USA), Inc., 0.618%, dated 10/31/2016, interest in a $225,000,000 collateralized loan agreement will repurchase securities provided as collateral for $225,003,813 on 11/1/2016, in which asset-backed securities with a market value of $229,501,867 have been received as collateral and held with JPMorgan Chase as tri-party agent.	$46,500,000
55,000,000	RBC Capital Markets, LLC, 0.517%, dated 10/31/2016, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,003,542 on 11/1/2016, in which municipal bonds with a market value of $255,008,501 have been received as collateral and held with BNY Mellon as tri-party agent.	55,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	157,500,000
	REPURCHASE AGREEMENTS—47.9%
	Finance - Banking—47.9%
124,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.34%, dated 10/31/2016 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,000,009,444 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2066 and the market value of those underlying securities was $1,029,690,269.	124,000,000
198,000,000	Interest in $2,450,000,000 joint repurchase agreement 0.34%, dated 10/31/2016 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,450,023,139 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/16/2057 and the market value of those underlying securities was $2,513,821,907.	198,000,000
200,000,000	Interest in $2,530,000,000 joint repurchase agreement 0.34%, dated 10/31/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $2,530,023,894 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2055 and the market value of those underlying securities was $2,582,450,599.	200,000,000
	TOTAL REPURCHASE AGREEMENTS	522,000,000
	TOTAL INVESTMENTS—95.3% (IDENTIFIED COST)[5]	1,039,720,000
	OTHER ASSETS AND LIABILITIES - NET—4.7%[6]	51,153,448
	TOTAL NET ASSETS—100%	$1,090,873,448
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2016, these restricted securities amounted to $73,790,000, which represented 6.8% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2016, these liquid restricted securities amounted to $73,790,000, which represented 6.8% of total net assets.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Investment Valuation
In calculating its (NAV), the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
2

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
IDA	—Industrial Development Authority
LOC	—Letter of Credit
3
Federated Institutional Prime Value Obligations Fund
Portfolio of Investments
October 31, 2016 (unaudited)
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—6.7%
		Finance - Banking—6.7%
$100,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.670%, 12/23/2016	$100,000,000
100,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 1.210%, 4/21/2017 - 4/24/2017	100,013,727
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $200,000,000)	200,013,727
		COMMERCIAL PAPER—26.6%[1]
		Finance - Banking—14.6%
75,000,000	[2,3]	Alpine Securitization Ltd., (Credit Suisse AG LIQ), 1.003%—1.023%, 1/31/2017 - 2/1/2017	74,808,664
48,000,000	[2,3]	Antalis S.A., (Societe Generale, Paris LIQ), 0.650%, 11/2/2016	47,999,133
75,000,000		BNP Paribas SA, 0.701%, 12/5/2016	74,950,417
85,000,000	[2,3]	LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 0.620%—0.671%, 11/22/2016 - 12/22/2016	84,954,571
100,000,000	[2,3]	Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 0.641%, 12/22/2016	99,909,333
50,000,000		N.V. Bank Nederlandse Gemeenten, 0.600%, 11/28/2016	49,977,500
		TOTAL	432,599,618
		Finance - Retail—2.8%
20,000,000	[2,3]	Barton Capital S.A., 0.701%, 12/12/2016	19,984,056
25,000,000	[2,3]	Starbird Funding Corp., 0.932%, 2/1/2017	24,935,675
39,000,000	[2,3]	Thunder Bay Funding, LLC, 0.852%, 1/25/2017	38,910,746
		TOTAL	83,830,477
		Finance - Securities—5.0%
150,000,000	[2,3]	Anglesea Funding LLC, 0.520%—0.771%, 11/1/2016 - 12/28/2016	149,939,041
		Sovereign—4.2%
125,000,000	[2,3]	Caisse des Depots et Consignations (CDC), 0.897%, 2/6/2017	124,690,348
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $791,083,367)	791,059,484
		NOTES - VARIABLE—16.7%[4]
		Finance - Banking—15.2%
2,365,000		Baramax LLC, Series 2002, (TD Bank, N.A. LOC), 0.700%, 11/2/2016	2,365,000
67,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.144%, 1/23/2017	67,000,598
50,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.234%, 1/20/2017	49,989,953
8,225,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.700%, 11/3/2016	8,225,000
7,100,000	[2,3]	Commonwealth Bank of Australia, 1.212%, 12/13/2016	7,105,944
7,010,000		Frogtown LLC, Series 2004, (Branch Banking & Trust Co. LOC), 0.950%, 11/3/2016	7,010,000
29,124,000		Grand Forks County, ND, (Series 2010), (Rabobank Nederland NV, Utrecht LOC), 0.720%, 11/2/2016	29,124,000
23,000,000		Grand Forks County, ND, (Series 2011), (Rabobank Nederland NV, Utrecht LOC), 0.770%, 11/2/2016	23,000,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 0.650%, 11/2/2016	16,700,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 0.720%, 11/3/2016	7,000,000
20,000,000	[2,3]	J.P. Morgan Securities LLC, 1.079%, 11/3/2016	20,000,000
25,000,000		Michigan State Finance Authority Revenue, (Series 2010-A), (Bank of America N.A. LOC), 0.680%, 11/3/2016	25,000,000
21,000,000		Michigan State Finance Authority Revenue, (Series 2010-C), (Bank of Montreal LOC), 0.640%, 11/3/2016	21,000,000
41,600,000		Orange County, FL, Health Facilities Authority, (Series 2008E), (Branch Banking & Trust Co. LOC), 0.680%, 11/2/2016	41,600,000
10,000,000		Port of Morrow, OR, (Series 2001A), (Rabobank Nederland NV, Utrecht LOC), 0.800%, 11/3/2016	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C), (Rabobank Nederland NV, Utrecht LOC), 0.800%, 11/3/2016	10,000,000
6,690,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 0.630%, 11/3/2016	6,690,000
18,965,000		Salem Green, LLP, Salem Green Apartments Project, (Series 2010), (Wells Fargo Bank, N.A. LOC), 0.850%, 11/3/2016	18,965,000
5,700,000		Sweetwater County, WY Environmental Improvement, (Series 2007), (Rabobank Nederland NV, Utrecht LOC), 0.710%, 11/2/2016	5,700,000
25,000,000		Wells Fargo Bank, N.A., 1.027%, 11/18/2016	25,000,000
50,000,000		Wells Fargo Bank, N.A., 1.166%, 1/27/2017	50,024,411
		TOTAL	451,499,906
1

Principal Amount		Value
	NOTES - VARIABLE—continued[4]
	Government Agency—1.5%
$32,000,000	HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 0.760%, 11/3/2016	$32,000,000
14,200,000	Studio Sixty LLC, Thirdrail Studios Project Series 2015-A, (FHLB of San Francisco LOC), 0.750%, 11/3/2016	14,200,000
	TOTAL	46,200,000
	TOTAL NOTES – VARIABLE (IDENTIFIED COST $497,685,722)	497,699,906
	OTHER REPURCHASE AGREEMENTS—15.7%
	Finance - Banking—15.7%
120,000,000	BMO Capital Markets Corp., 0.517%, dated 10/31/2016, interest in a $400,000,000 collateralized loan agreement will repurchase securities provided as collateral for $400,005,667 on 11/1/2016, in which corporate bonds, medium term notes and a government agency security, with a market value of $408,005,944 have been received as collateral and held with BNY Mellon as tri-party agent.	120,000,000
62,000,000	BNP Paribas SA, 0.720%, dated 10/31/2016, interest in a $175,000,000 collateralized loan agreement will repurchase securities provided as collateral for $175,003,451 on 11/1/2016, in which, asset-backed securities, commercial mortgage obligations and corporate bonds, with a market value of $178,503,521 have been received as collateral and held with BNY Mellon as tri-party agent.	62,000,000
64,500,000	Citigroup Global Markets, Inc., 0.923%, dated 10/31/2016, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,001,896 on 11/1/2016, in which asset-backed securities, with a market value of $76,501,934 have been received as collateral and held with BNY Mellon as tri-party agent.	64,500,000
144,000,000	HSBC Securities (USA), Inc., 0.618%, dated 10/31/2016, interest in a $225,000,000 collateralized loan agreement will repurchase securities provided as collateral for $225,003,813 on 11/1/2016, in which corporate bonds and medium term notes, with a market value of $229,501.867 have been received as collateral and held with JPMorgan Chase as tri-party agent.	144,000,000
50,000,000	Mizuho Securities USA, Inc., 1.693%, dated 10/27/2016, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,415,644 on 12/22/2016, in which commercial mortgage obligations, with a market value of $163,237,854 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
27,000,000	RBC Capital Markets, LLC, 0.517%, dated 10/31/2016, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,003,542 on 11/1/2016, in which municipal bonds, with a market value of $255,003,613 have been received as collateral and held with BNY Mellon as tri-party agent.	27,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (AT COST)	467,500,000
	REPURCHASE AGREEMENTS—19.9%
	Finance - Banking—19.9%
245,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.34%, dated 10/31/2016 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,000,009,444 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2066 and the market value of those underlying securities was $1,029,690,269.	245,000,000
145,000,000	Interest in $2,450,000,000 joint repurchase agreement 0.34%, dated 10/31/2016 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,450,023,139 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/16/2057 and the market value of those underlying securities was $2,513,821,907.	145,000,000
200,000,000	Interest in $2,530,000,000 joint repurchase agreement 0.34%, dated 10/31/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $2,530,023,894 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2055 and the market value of those underlying securities was $2,582,450,599.	200,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	590,000,000
	TOTAL INVESTMENTS—85.6% (IDENTIFIED COST $2,546,269,089)[5]	2,546,273,117
	OTHER ASSETS AND LIABILITIES - NET—14.4%[6]	427,631,400
	TOTAL NET ASSETS—100%	$2,973,904,517
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2016, these restricted securities amounted to $810,228,062, which represented 27.2% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2016, these liquid restricted securities amounted to $810,228,062, which represented 27.2% of total net assets.
4	Denotes a variable rate security with current rate and next reset date shown.
5	At October 31, 2016, the cost of investments for federal tax purposes was $2,546,269,089. The net unrealized appreciation of investments for federal tax purposes was $4,028. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $39,195 and net unrealized depreciation from investments for those securities having an excess of cost over value of $35,167.
2

6	Assets, other than investments in securities, less liabilities. A significant portion of this balance is a result of a receivable for investments sold.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Investment Valuation
In calculating its (NAV), the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.	■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.	■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.	■
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
3
Federated Tax-Free Obligations Fund
Portfolio of Investments
October 31, 2016 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.4%[1]
		Alabama—4.3%
43,000,000		Columbia, AL IDB PCRB, (Series 2014-B) Daily VRDNs (Alabama Power Co.), 0.540%, 11/1/2016	$43,000,000
23,600,000		Mobile, AL IDB, (First Series 2009: Barry Plant) Daily VRDNs (Alabama Power Co.), 0.540%, 11/1/2016	23,600,000
4,000,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.840%, 11/3/2016	4,000,000
		TOTAL	70,600,000
		Alaska—3.3%
8,700,000		Alaska State Housing Finance Corp., (Series 2001A) Weekly VRDNs, 0.600%, 11/3/2016	8,700,000
44,530,000		Alaska State Housing Finance Corp., (Series 2009B) Weekly VRDNs, 0.600%, 11/3/2016	44,530,000
		TOTAL	53,230,000
		Arizona—1.4%
2,500,000	[2,3]	Arizona School Facilities Board, Tender Option Bond Trust Receipts (2016-ZM0321) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.790%, 11/3/2016	2,500,000
21,025,000	[2,3]	Northern Arizona University, Solar Eclipse (Series 2007-0014) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.640%, 11/3/2016	21,025,000
		TOTAL	23,525,000
		California—7.5%
7,000,000		California Municipal Finance Authority, (Series 2010 A) Weekly VRDNs (Westmont College)/(Comerica Bank LOC), 0.730%, 11/3/2016	7,000,000
40,000,000	[2,3]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.840%, 11/3/2016	40,000,000
24,990,000	[2,3]	Long Beach CCD, CA, Stage Trust (Series 2009-62C), 0.83% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 11/10/2016	24,990,000
9,630,000	[2,3]	Los Angeles, CA Department of Water & Power (Water Works/System), Stage Trust (Series 2009-87C), 0.83% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 11/17/2016	9,630,000
24,775,000	[2,3]	Los Angeles, CA USD, Stage Trust (Series 2009-69C), 0.83% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 12/1/2016	24,775,000
8,000,000		Pittsburg, CA Public Financing Authority, (Series 2008) Weekly VRDNs (Pittsburg, CA Water System)/(Bank of the West, San Francisco, CA LOC), 0.680%, 11/3/2016	8,000,000
7,400,000		Santa Clara Valley, CA Transportation Authority, (2008 Series C) Weekly VRDNs (2000 Measure A Sales Tax)/(Sumitomo Mitsui Banking Corp. LIQ), 0.580%, 11/3/2016	7,400,000
		TOTAL	121,795,000
		Colorado—4.1%
42,045,000	[2,3]	Colorado Health Facilities Authority, Barclays Floater Certificates (Series 2015-7WE) Weekly VRDNs (Catholic Health Initiatives)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.780%, 11/3/2016	42,045,000
11,765,000		University of Colorado Hospital Authority, (Series 2015B) VRENs, 0.880%, 11/3/2016	11,765,000
12,975,000		University of Colorado Hospital Authority, (Series 2015C) VRENs, 0.880%, 11/3/2016	12,975,000
		TOTAL	66,785,000
		Connecticut—1.2%
2,730,000		Connecticut State Health & Educational Facilities, (Series A) Weekly VRDNs (CIL Community Resources Inc.)/(HSBC Bank USA, N.A. LOC), 0.660%, 11/3/2016	2,730,000
2,600,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wells Fargo Bank, N.A. LOC), 0.700%, 11/2/2016	2,600,000
3,200,000		Connecticut State HFA, (2011 Subseries C-1) Weekly VRDNs (Barclays Bank PLC LIQ), 0.640%, 11/3/2016	3,200,000
450,000		Connecticut State HFA, (Series 2010) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.660%, 11/3/2016	450,000
10,400,000		Groton City, CT, 2.00% BANs, 10/4/2017	10,485,411
		TOTAL	19,465,411
		Florida—13.0%
60,755,000	[2,3]	Central Florida Expressway Authority, Barclays Floater Certificates (Series 2015-3WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.780%, 11/3/2016	60,755,000

		SHORT-TERM MUNICIPALS—continued[1]
		Florida—continued
2,000,000		Coconut Creek, FL, (Series 2007) Weekly VRDNs (Junior Achievement of South Florida, Inc.)/(TD Bank, N.A. LOC), 0.730%, 11/3/2016	$2,000,000
5,680,000	[2,3]	Florida State Board of Education Public Education, Stage Trust (Series 2011-60C), 0.83% TOBs (Florida State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 12/8/2016	5,680,000
29,300,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.550%, 11/1/2016	29,300,000
3,830,000		Jacksonville, FL HFDC, (Series 2002) Weekly VRDNs (University of Florida Jacksonville Physicians, Inc.)/(Bank of America N.A. LOC), 0.730%, 11/2/2016	3,830,000
2,300,000		Miami, FL Health Facilities Authority, (Series 2005) Weekly VRDNs (Miami Jewish Home and Hospital for the Aged, Inc.)/(SunTrust Bank LOC), 0.720%, 11/2/2016	2,300,000
20,000,000	[2,3]	Orlando & Orange County Expressway Authority, FL, RBC Muni Trust (Series E-62), 0.83% TOBs (Central Florida Expressway Authority)/(Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 11/1/2016	20,000,000
1,250,000		Palm Beach County, FL, (Series 2001) Weekly VRDNs (Zoological Society of Palm Beach, Inc.)/(Northern Trust Co., Chicago, IL LOC), 0.650%, 11/3/2016	1,250,000
16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 0.930%, 11/3/2016	16,500,000
37,650,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.550%, 11/1/2016	37,650,000
32,070,000		UCF Health Facilities Corp., FL, Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.700%, 11/4/2016	32,070,000
		TOTAL	211,335,000
		Georgia—5.7%
2,000,000	[2,3]	Atlanta, GA Water & Wastewater, Tender Option Bond Trust Receipts (2015-XF0234) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.670%, 11/3/2016	2,000,000
6,085,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.710%, 11/3/2016	6,085,000
2,700,000		Cobb County, GA Housing Authority, (Series 2008) Weekly VRDNs (Highland Ridge Partners LP)/(FHLMC LOC), 0.690%, 11/3/2016	2,700,000
4,750,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.790%, 11/3/2016	4,750,000
6,000,000	[2,3]	DeKalb Private Hospital Authority, GA, Stage Trust (Series 2009-90C), 0.83% TOBs (Children's Healthcare of Atlanta, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 11/3/2016	6,000,000
3,000,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(TD Bank, N.A. LOC), 0.600%, 11/3/2016	3,000,000
69,240,000		Main Street Gas, Inc., GA, (Series 2010 A1), 0.74% TOBs (Royal Bank of Canada LOC), Optional Tender 12/1/2016	69,240,000
		TOTAL	93,775,000
		Hawaii—0.6%
9,695,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series B) VRENs, 1.080%, 11/3/2016	9,695,000
		Illinois—0.1%
600,000		Chicago, IL MFH Revenue, (Series 2012) Weekly VRDNs (Churchview Manor Senior Apartments)/(BMO Harris Bank, N.A. LOC), 0.940%, 11/3/2016	600,000
800,000		Illinois Finance Authority, (Series 2009B) Weekly VRDNs (OSF Health Care Systems)/(PNC Bank, N.A. LOC), 0.600%, 11/2/2016	800,000
885,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.650%, 11/3/2016	885,000
		TOTAL	2,285,000
		Indiana—1.8%
15,000,000	[2,3]	Indiana State Finance Authority, Stage Trust (Series 2009-82C), 0.83% TOBs (Trinity Healthcare Credit Group)/(Wells Fargo & Co. LIQ), Optional Tender 12/8/2016	15,000,000
4,035,000		Jasper County, IN EDA, (Series 2010B) Weekly VRDNs (T & M LP)/(AgriBank FCB LOC), 0.800%, 11/3/2016	4,035,000
6,500,000		Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(AgriBank FCB LOC), 0.800%, 11/3/2016	6,500,000
3,270,000		Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.780%, 11/3/2016	3,270,000
		TOTAL	28,805,000
		Louisiana—2.7%
1,200,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.720%, 11/2/2016	1,200,000
3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.750%, 11/2/2016	3,350,000
500,000		Louisiana Public Facilities Authority, (Series 2005) Daily VRDNs (Air Products & Chemicals, Inc.), 0.500%, 11/1/2016	500,000

		SHORT-TERM MUNICIPALS—continued[1]
		Louisiana—continued
39,100,000		Louisiana Public Facilities Authority, (Series 2010) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.600%, 11/2/2016	$39,100,000
		TOTAL	44,150,000
		Maryland—2.4%
2,305,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.790%, 11/1/2016	2,305,000
11,500,000		Maryland Community Development Administration—Residential Revenue, (Series 2007J) Weekly VRDNs (TD Bank, N.A. LIQ), 0.600%, 11/3/2016	11,500,000
24,750,000		Maryland Community Development Administration—Residential Revenue, (Series 2007M) Weekly VRDNs (TD Bank, N.A. LIQ), 0.600%, 11/3/2016	24,750,000
1,029,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.840%, 11/1/2016	1,029,000
		TOTAL	39,584,000
		Massachusetts—1.7%
8,455,000		Massachusetts Development Finance Agency, (Series 2013) Weekly VRDNs (CIL Realty of Massachusetts)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.670%, 11/3/2016	8,455,000
7,900,000		Massachusetts Development Finance Agency, (Series 2014) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.660%, 11/3/2016	7,900,000
6,425,000		Massachusetts HEFA, (Series 2009) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.660%, 11/3/2016	6,425,000
5,500,000		Massachusetts State Housing Finance Agency Housing Revenue, (2015 Series A) Weekly VRDNs (Princeton Westford)/(Bank of America N.A. LOC), 0.650%, 11/3/2016	5,500,000
		TOTAL	28,280,000
		Michigan—6.1%
10,000,000	[2,3]	Eastern Michigan University Board of Regents, Barclays Floater Certificates (Series 2015-6WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.780%, 11/3/2016	10,000,000
1,500,000		Green Lake Township, MI Daily VRDNs (Interlochen Center)/(BMO Harris Bank, N.A. LOC), 0.500%, 11/1/2016	1,500,000
22,000,000	[2,3]	Karegnondi, MI Water Authority, PUTTERs (Series 5009) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.580%, 11/1/2016	22,000,000
2,500,000		Lenawee County, MI EDC, (Series 2009) Weekly VRDNs (Siena Heights University)/(FHLB of Chicago LOC), 0.660%, 11/3/2016	2,500,000
2,585,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.700%, 11/4/2016	2,585,000
2,100,000		Michigan Job Development Authority, (Series 1985) Weekly VRDNs (Andersons, Inc. (The))/(U.S. Bank, N.A. LOC), 0.750%, 11/2/2016	2,100,000
1,055,000		Michigan State Finance Authority Revenue, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.680%, 11/3/2016	1,055,000
4,180,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Catholic Social Services of Lansing/St. Vincent Home, Inc.)/(Comerica Bank LOC), 0.730%, 11/3/2016	4,180,000
1,565,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.690%, 11/3/2016	1,565,000
1,500,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.520%, 11/1/2016	1,500,000
2,320,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.700%, 11/4/2016	2,320,000
4,350,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Wedgwood Christian Services)/(Bank of America N.A. LOC), 0.600%, 11/3/2016	4,350,000
1,000,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(MUFG Union Bank, N.A. LOC), 0.650%, 11/3/2016	1,000,000
10,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.640%, 11/2/2016	10,000
1,000,000		St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.780%, 11/3/2016	1,000,000
27,925,000		St. Joseph, MI Hospital Finance Authority, (Series 2003) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.760%, 11/3/2016	27,925,000
14,545,000		St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.760%, 11/3/2016	14,545,000
		TOTAL	100,135,000
		Minnesota—2.5%
670,000		Eagan, MN, (Series 2003) Weekly VRDNs (Aspenwoods of Eagan Apartments))/(FNMA LOC), 0.730%, 11/3/2016	670,000
5,475,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.650%, 11/3/2016	5,475,000

		SHORT-TERM MUNICIPALS—continued[1]
		Minnesota—continued
3,500,000	[2,3]	Minneapolis, MN Health Care System, RBC Muni Trust (Series E-19) Weekly VRDNs (Fairview Health Services)/(Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.660%, 11/3/2016	$3,500,000
7,810,000		Minneapolis, MN Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.660%, 11/3/2016	7,810,000
3,295,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A—Tranche II) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.530%, 11/1/2016	3,295,000
4,900,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2007A Tranche I) Daily VRDNs (Children's Hospitals & Clinics of Minnesota)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.530%, 11/1/2016	4,900,000
475,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series A) Daily VRDNs (Children's Health Care)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.530%, 11/1/2016	475,000
3,600,000		Minnesota State Higher Education Facility Authority, (Series Five-G) Weekly VRDNs (Carleton College)/(JPMorgan Chase Bank, N.A. LIQ), 0.690%, 11/3/2016	3,600,000
845,000		Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.600%, 11/3/2016	845,000
3,500,000		Rochester, MN Health Care Facility Authority, (Series A) Weekly VRDNs (Mayo Clinic), 0.580%, 11/2/2016	3,500,000
6,142,000		St. Louis Park, MN, (Series 2004) Weekly VRDNs (Parkshore Senior Campus, LLC)/(FHLMC LOC), 0.710%, 11/3/2016	6,142,000
		TOTAL	40,212,000
		Missouri—2.3%
31,945,000		Missouri State HEFA, (Series 2000) Weekly VRDNs (Lutheran Senior Services)/(Bank of America N.A. LOC), 0.640%, 11/2/2016	31,945,000
5,500,000		Missouri State HEFA, (Series 2005) Daily VRDNs (Kansas City Art Institute)/(Commerce Bank, N.A., Kansas City LOC), 0.550%, 11/1/2016	5,500,000
100,000		St. Joseph, MO IDA, (Series 2009A) Daily VRDNs (Heartland Regional Medical Center)/(U.S. Bank, N.A. LOC), 0.490%, 11/1/2016	100,000
		TOTAL	37,545,000
		Multi-State—2.7%
44,000,000	[2,3]	Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs (Barclays Bank PLC LIQ), 0.760%, 11/3/2016	44,000,000
		Nevada—1.7%
28,500,000	[2,3]	Henderson, NV Health Facility, Tender Option Bond Trust Certificates (2016-XG0087) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse AG LIQ), 0.660%, 11/3/2016	28,500,000
		New Jersey—2.4%
15,925,000		Belmar, NJ, 2.00% BANs, 2/10/2017	15,972,305
9,250,000		Burlington County, NJ Bridge Commission, County GTD by Bridge System Subordinated Revenue Notes (Series 2015), 2.00% BANs, 12/1/2016	9,259,015
500,000		New Jersey Health Care Facilities Financing Authority, (Series 2009D) Weekly VRDNs (Virtua Health)/(TD Bank, N.A. LOC), 0.600%, 11/3/2016	500,000
2,250,000	[2,3]	New Jersey Housing & Mortgage Finance Agency, Tender Option Bond Trust Receipts (2016-ZF0346) Weekly VRDNs (Bank of America N.A. LIQ), 0.680%, 11/3/2016	2,250,000
11,415,000	[2,3]	New Jersey State Transportation Trust Fund Authority, Stage Trust (Series 2011-28C), 0.83% TOBs (New Jersey State)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 12/1/2016	11,415,000
		TOTAL	39,396,320
		New York—6.7%
4,800,000		Albany, NY IDA, (Series 2004) Weekly VRDNs (Renaissance Corporation of Albany)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.680%, 11/3/2016	4,800,000
30,000,000	[2,3]	Battery Park, NY City Authority, PUTTERs (Series 4410) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.620%, 11/1/2016	30,000,000
8,450,000		Canton, NY CSD, 1.75% BANs, 7/14/2017	8,500,888
15,450,000		New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.540%, 11/1/2016	15,450,000
3,000,000		New York City, NY Municipal Water Finance Authority, (Series 2012B-1) Daily VRDNs (U.S. Bank, N.A. LIQ), 0.500%, 11/1/2016	3,000,000
10,550,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.540%, 11/1/2016	10,550,000
1,400,000		New York City, NY Transitional Finance Authority, (Series 1999B-3) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.650%, 11/2/2016	1,400,000
13,000,000		New York State HFA, (Series 2009A: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.560%, 11/1/2016	13,000,000
8,000,000		New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.560%, 11/1/2016	8,000,000
600,000		New York State Urban Development Corp., (Subseries 2008A-1) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.630%, 11/3/2016	600,000

		SHORT-TERM MUNICIPALS—continued[1]
		New York—continued
13,201,532		West Genesee, NY CSD, 2.00% BANs, 6/30/2017	$13,288,141
		TOTAL	108,589,029
		North Carolina—2.4%
1,200,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007B) Daily VRDNs (Carolinas HealthCare System)/(JPMorgan Chase Bank, N.A. LIQ), 0.480%, 11/1/2016	1,200,000
1,700,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007H) Daily VRDNs (Carolinas HealthCare System)/(Wells Fargo Bank, N.A. LOC), 0.480%, 11/1/2016	1,700,000
7,180,000	[2,3]	Charlotte-Mecklenburg Hospital Authority, NC, Stage Trust (Series 2011-72C), 0.83% TOBs (Carolinas HealthCare System)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 12/1/2016	7,180,000
2,000,000	[2,3]	Charlotte-Mecklenburg Hospital Authority, NC, Tender Option Bond Trust Certificates (2016-XF2222) Weekly VRDNs (Carolinas HealthCare System)/(Citibank NA, New York LIQ), 0.670%, 11/3/2016	2,000,000
385,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.630%, 11/2/2016	385,000
4,300,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(PNC Bank, N.A. LOC), 0.650%, 11/3/2016	4,300,000
5,095,000	[2,3]	North Carolina Capital Facilities Finance Agency, Tender Option Bond Trust Receipts (2015-XF0095) Weekly VRDNs (Duke University)/(JPMorgan Chase Bank, N.A. LIQ), 0.660%, 11/3/2016	5,095,000
5,000,000		North Carolina Medical Care Commission, (Series 2004A) Weekly VRDNs (Moses H. Cone Memorial), 0.600%, 11/3/2016	5,000,000
150,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.620%, 11/3/2016	150,000
11,015,000	[2,3]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.83% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/5/2017	11,015,000
1,000,000	[2,3]	North Carolina State, Tender Option Bond Trust Certificates (2015-XF2113) Weekly VRDNs (Citibank NA, New York LIQ), 0.670%, 11/3/2016	1,000,000
		TOTAL	39,025,000
		Ohio—1.3%
12,000,000		Allen County, OH, (Series 2010C) Daily VRDNs (Mercy Health)/(MUFG Union Bank, N.A. LOC), 0.550%, 11/1/2016	12,000,000
1,000,000		Franklin County, OH Health Care Facilities, (Series 2005B) Weekly VRDNs (Ohio Presbyterian Retirement Services)/(Comerica Bank LOC), 0.680%, 11/3/2016	1,000,000
3,600,000		Ohio State Capital Facilities, (Series 2016C) Weekly VRDNs (Ohio State), 0.750%, 11/2/2016	3,600,000
4,650,000		Ohio State, (Series 2016B) Weekly VRDNs, 0.680%, 11/2/2016	4,650,000
		TOTAL	21,250,000
		Oklahoma—1.2%
14,400,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2015 B) VRENs, 0.980%, 11/3/2016	14,400,000
4,730,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.730%, 11/3/2016	4,730,000
		TOTAL	19,130,000
		Pennsylvania—7.6%
2,000,000		Allegheny County, PA HDA, (Series 1997) Weekly VRDNs (Dialysis Clinic, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.690%, 11/3/2016	2,000,000
13,000,000	[2,3]	Allegheny County, PA HDA, PUTTERs (Series 4323) Daily VRDNs (UPMC Health System)/(JPMorgan Chase Bank, N.A. LIQ), 0.620%, 11/1/2016	13,000,000
2,700,000		Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.650%, 11/3/2016	2,700,000
3,000,000		Chester County, PA HEFA, (Series of 2009) Weekly VRDNs (Tel Hai Obligated Group Project)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.680%, 11/3/2016	3,000,000
3,955,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.630%, 11/3/2016	3,955,000
300,000		Lancaster, PA IDA, (Series C of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.660%, 11/3/2016	300,000
1,500,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(GTD by FHLMC), 0.630%, 11/3/2016	1,500,000
675,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs (Children's Hospital of Philadelphia)/(Wells Fargo Bank, N.A. LIQ), 0.520%, 11/1/2016	675,000
66,700,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.750%, 11/3/2016	66,700,000
20,000,000		Pittsburgh, PA Water & Sewer Authority, First Lien (Series D-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.700%, 11/3/2016	20,000,000

		SHORT-TERM MUNICIPALS—continued[1]
		Pennsylvania—continued
9,500,000	[2,3]	State Public School Building Authority, PA, Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs (Philadelphia, PA School District)/(Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 0.800%, 11/3/2016	$9,500,000
		TOTAL	123,330,000
		Texas—6.5%
700,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.720%, 11/3/2016	700,000
33,500,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.90% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 12/12/2016	33,500,000
18,965,000	[2,3]	Longview, TX ISD, Stage Trust (Series 2008-45C), 0.83% TOBs (GTD by Texas PSFG Program)/(Wells Fargo & Co. LIQ), Optional Tender 11/10/2016	18,965,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.750%, 11/2/2016	25,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.750%, 11/2/2016	21,000,000
6,750,000		Texas State, Veterans Bonds (Series 2016) Weekly VRDNs (Landesbank Hessen-Thuringen LIQ), 0.720%, 11/2/2016	6,750,000
		TOTAL	105,915,000
		Virginia—4.4%
420,000		Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.680%, 11/4/2016	420,000
2,500,000		Fairfax County, VA IDA, (Series 2005C-2) Weekly VRDNs (Inova Health System)/(Northern Trust Co., Chicago, IL LOC), 0.730%, 11/2/2016	2,500,000
2,500,000		Lynchburg, VA IDA, (Series 2004A) Weekly VRDNs (Centra Health, Inc.)/(FHLB of Atlanta LOC), 0.660%, 11/3/2016	2,500,000
2,500,000		Norfolk, VA EDA, (Series 2016B) Weekly VRDNs (Sentara Health Systems Obligation Group), 0.620%, 11/2/2016	2,500,000
7,200,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2005) Weekly VRDNs (E2F Student Housing I, LLC)/(Bank of America N.A. LOC), 0.700%, 11/3/2016	7,200,000
57,120,000	[2,3]	Suffolk, VA EDA, Eagles (Series 2003-0014), 0.85% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Optional Tender 11/3/2016	57,120,000
		TOTAL	72,240,000
		Washington—1.8%
24,845,000	[2,3]	Central Puget Sound, WA Regional Transit Authority, Tender Option Bond Trust Receipts (2016-ZF0473) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.660%, 11/3/2016	24,845,000
4,275,000		Washington State EDFA, (Series 2006K) Weekly VRDNs (Heirborne Investments LLC)/(MUFG Union Bank, N.A. LOC), 0.770%, 11/2/2016	4,275,000
		TOTAL	29,120,000
		TOTAL MUNICIPAL INVESTMENTS-99.4% (AT AMORTIZED COST)4	1,621,696,760
		OTHER ASSETS AND LIABILITIES—NET-0.6%5	10,094,792
		TOTAL NET ASSETS—100%	$1,631,791,552
At October 31, 2016, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1Current rate and next reset date shown for Variable Rate Demand Instruments.
2Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2016, these restricted securities amounted to $575,785,000, which represented 35.3% of total net assets.
3Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2016, these liquid restricted securities amounted to $575,785,000, which represented 35.3% of total net assets.
4Also represents cost for federal tax purposes.
5Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AMT—Alternative Minimum Tax
BANs—Bond Anticipation Notes
CCD—Community College District
CDA—Community Development Authority
CP—Commercial Paper
CSD—Central School District
EDA—Economic Development Authority
EDC—Economic Development Commission
EDFA—Economic Development Finance Authority
EDRB—Economic Development Revenue Bond
FHLB—Federal Home Loan Bank
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GTD—Guaranteed
HDA—Hospital Development Authority
HEFA—Health and Education Facilities Authority
HFA—Housing Finance Authority
HFDC—Health Facility Development Corporation
IDA—Industrial Development Authority
IDB—Industrial Development Bond
INS—Insured
ISD—Independent School District
LIQ—Liquidity Agreement
LOC—Letter of Credit
LP—Limited Partnership
MFH—Multi-Family Housing
PCRB—Pollution Control Revenue Bond
PSFG—Permanent School Fund Guarantee
PUTTERs—Puttable Tax-Exempt Receipts
TOBs—Tender Option Bonds
USD—Unified School District
VRDNs—Variable Rate Demand Notes
VRDPs—Variable Rate Demand Preferreds
VRENs—Variable Rate Extendible Notes
7
Federated Treasury Obligations Fund
Portfolio of Investments
October 31, 2016 (unaudited)
Principal Amount			Value
		REPURCHASE AGREEMENTS—45.6%
$250,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.36%, dated 10/14/2016 under which BNP Paribas SA. will repurchase securities provided as collateral for $1,000,610,000 on 12/14/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $1,020,183,669.	$250,000,000
115,000,000		Repurchase agreement 0.32%, dated 10/31/2016 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $115,001,022 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $117,301,099.	115,000,000
750,000,000		Interest in $1,100,000,000 joint repurchase agreement 0.31%, dated 10/31/2016 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,100,009,472 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2046 and the market value of those underlying securities was $1,122,009,697.	750,000,000
475,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.35%, dated 10/28/2016 under which Bank of Nova Scotia will repurchase securities provided as collateral for $500,291,667 on 12/27/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2043 and the market value of those underlying securities was $510,019,871.	475,000,000
550,000,000		Interest in $1,050,000,000 joint repurchase agreement 0.32%, dated 10/31/2016 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,050,009,333 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2025 and the market value of those underlying securities was $1,071,009,554.	550,000,000
250,000,000		Repurchase agreement 0.32%, dated 10/31/2016 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $250,002,222 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2026 and the market value of those underlying securities was $255,002,293.	250,000,000
50,000,000		Interest in $50,000,000 joint repurchase agreement 0.32%, dated 10/31/2016 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $50,000,444 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 10/31/2017 and the market value of those underlying securities was $51,000,552.	50,000,000
250,000,000		Repurchase agreement 0.32%, dated 10/31/2016 under which Citibank, N.A. will repurchase securities provided as collateral for $250,002,222 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $255,002,360.	250,000,000
465,000,000		Interest in $500,000,000 joint repurchase agreement 0.32%, dated 10/27/2016 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,031,111 on 11/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2026 and the market value of those underlying securities was $510,022,751.	465,000,000
400,000,000		Repurchase agreement 0.32%, dated 10/31/2016 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $400,003,556 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $408,003,627.	400,000,000
475,000,000		Interest in $500,000,000 joint repurchase agreement 0.31%, dated 10/28/2016 under which Credit Agricole Corporate and Investment Bank, New York. will repurchase securities provided as collateral for $500,030,139 on 11/4/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2045 and the market value of those underlying securities was $510,017,650.	475,000,000
1,132,000,000		Interest in $3,000,000,000 joint repurchase agreement 0.32%, dated 10/31/2016 under which Credit Agricole Corporate and Investment Bank, New York. will repurchase securities provided as collateral for $3,000,026,667 on 11/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $3,060,027,203.	1,132,000,000
150,000,000		Repurchase agreement 0.32%, dated 10/31/2016 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $150,001,333 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 3/31/2023 and the market value of those underlying securities was $153,002,847.	150,000,000
$1,000,000,000		Repurchase agreement 0.25%, dated 10/31/2016 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $1,000,006,944 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 11/15/2021 and the market value of those underlying securities was $1,000,006,997.	1,000,000,000
220,000,000		Repurchase agreement 0.28%, dated 10/31/2016 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $220,001,711 on 11/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2022 and the market value of those underlying securities was $224,404,711.	220,000,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
1,000,000,000		Repurchase agreement 0.30%, dated 10/31/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,000,008,333 on 11/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $1,017,211,041.	$1,000,000,000
82,364,000		Repurchase agreement 0.32%, dated 10/31/2016 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $82,364,732 on 11/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities maturing on 5/31/2023 and the market value of those underlying securities was $84,015,889.	82,364,000
375,000,000		Repurchase agreement 0.32%, dated 10/31/2016 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $375,003,333 on 11/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2023 and the market value of those underlying securities was $382,502,240.	375,000,000
500,000,000		Repurchase agreement 0.32%, dated 10/31/2016 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $500,004,444 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2021 and the market value of those underlying securities was $510,004,588.	500,000,000
500,000,000		Repurchase agreement 0.32%, dated 10/31/2016 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $500,004,444 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $510,004,535.	500,000,000
550,000,000		Repurchase agreement 0.32%, dated 10/31/2016 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $550,004,889 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2046 and the market value of those underlying securities was $561,005,082.	550,000,000
1,000,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.32%, dated 10/31/2016 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,500,013,333 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $1,530,013,662.	1,000,000,000
488,270,000		Repurchase agreement 0.35%, dated 10/31/2016 under which Prudential Insurance Co. of America. will repurchase securities provided as collateral for $488,274,747 on 11/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $496,480,994.	488,270,000
150,000,000		Repurchase agreement 0.31%, dated 10/31/2016 under which RBS Securities, Inc. will repurchase securities provided as collateral for $150,001,292 on 11/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 1/31/2023 and the market value of those underlying securities was $153,000,578.	150,000,000
850,000,000		Interest in $900,000,000 joint repurchase agreement 0.31%, dated 10/31/2016 under which Royal Bank of Canada, Toronto. will repurchase securities provided as collateral for $900,054,250 on 11/7/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $918,055,400.	850,000,000
800,000,000		Interest in $1,800,000,000 joint repurchase agreement 0.31%, dated 10/31/2016 under which Royal Bank of Scotland PLC, Edinburgh. will repurchase securities provided as collateral for $1,800,015,500 on 11/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $1,836,003,144.	800,000,000
475,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.38%, dated 10/12/2016 under which Societe Generale, New York. will repurchase securities provided as collateral for $500,174,167 on 11/14/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $510,107,728.	475,000,000
475,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.39%, dated 9/27/2016 under which Societe Generale, New York.will repurchase securities provided as collateral for $500,189,583 on 11/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $510,193,428.	475,000,000
285,000,000	[1]	Interest in $300,000,000 joint repurchase agreement 0.40%, dated 10/4/2016 under which Societe Generale, New York. will repurchase securities provided as collateral for $300,206,667 on 12/5/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2024 and the market value of those underlying securities was $306,095,293.	285,000,000
200,000,000		Repurchase agreement 0.29%, dated 10/25/2016 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $200,011,278 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2039 and the market value of those underlying securities was $204,011,560.	200,000,000
200,000,000		Repurchase agreement 0.32%, dated 10/31/2016 under which Wells Fargo Bank, N.A. will repurchase securities provided as collateral for $200,001,778 on 11/1/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 11/30/2019 and the market value of those underlying securities was $204,001,837.	200,000,000
2

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$1,050,000,000		Repurchase agreement 0.32%, dated 10/31/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,050,009,333 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $1,071,009,534.	$1,050,000,000
400,000,000	[1]	Repurchase agreement 0.39%, dated 10/12/2016 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $400,143,000 on 11/14/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/30/2021 and the market value of those underlying securities was $408,088,424.	400,000,000
		TOTAL REPURCHASE AGREEMENTS	15,912,634,000
		U.S. TREASURIES—55.6%
1,200,000,000	[2]	United States Treasury Bills, 0.250%—0.330%, 12/1/2016	1,199,710,278
466,000,000	[2]	United States Treasury Bills, 0.280%, 11/3/2016	465,992,751
265,000,000	[2]	United States Treasury Bills, 0.290%, 12/22/2016	264,891,129
1,391,000,000	[2]	United States Treasury Bills, 0.300%—0.330%, 1/5/2017	1,390,220,018
72,000,000	[2]	United States Treasury Bills, 0.335%, 12/29/2016	71,961,140
1,250,000,000	[2]	United States Treasury Bills, 0.355%—0.360%, 1/12/2017	1,249,105,000
245,000,000	[2]	United States Treasury Bills, 0.425%, 1/19/2017	244,771,503
347,000,000	[2]	United States Treasury Bills, 0.445%—0.450%, 2/23/2017	346,507,267
184,000,000	[2]	United States Treasury Bills, 0.600%—0.610%, 4/27/2017	183,452,676
280,000,000	[2]	United States Treasury Bills, 0.675%—0.700%, 5/25/2017	278,906,239
190,000,000	[2]	United States Treasury Bills, 0.678%, 10/12/2017	188,766,385
233,000,000		United States Treasury Bonds, 8.750%, 5/15/2017	243,191,002
4,357,720,000	[3]	United States Treasury Floating Rate Notes, 0.414%—0.612%, 11/1/2016	4,357,630,385
865,500,000		United States Treasury Notes, 0.500%—2.750%, 11/30/2016	866,040,755
1,044,000,000		United States Treasury Notes, 0.500%—3.000%, 2/28/2017	1,048,776,697
1,152,000,000		United States Treasury Notes, 0.500%—3.125%, 1/31/2017	1,155,694,638
1,891,800,000		United States Treasury Notes, 0.500%—3.125%, 4/30/2017	1,900,133,624
235,000,000		United States Treasury Notes, 0.625%, 11/15/2016	235,009,724
632,000,000		United States Treasury Notes, 0.625%—2.750%, 5/31/2017	634,920,376
472,000,000		United States Treasury Notes, 0.625%, 6/30/2017	472,078,666
444,000,000		United States Treasury Notes, 0.750%, 1/15/2017	444,203,370
604,000,000		United States Treasury Notes, 0.750%, 3/15/2017	604,507,468
1,104,000,000		United States Treasury Notes, 0.875%—3.250%, 12/31/2016	1,107,263,009
218,000,000		United States Treasury Notes, 0.875%, 4/15/2017	218,334,918
215,000,000		United States Treasury Notes, 3.250%, 3/31/2017	217,360,121
		TOTAL U.S. TREASURIES	19,389,429,139
		TOTAL INVESTMENTS—101.2% (AT AMORTIZED COST)[4]	35,302,063,139
		OTHER ASSETS AND LIABILITIES - NET— (1.2)%[5]	(435,440,454)
		TOTAL NET ASSETS—100%	$34,866,622,685
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Floating rate notes with current rate and next reset date shown.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
3

The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees has appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
4
Federated Trust for U.S. Treasury Obligations
Portfolio of Investments
October 31, 2016 (unaudited)
Principal Amount			Value
		REPURCHASE AGREEMENTS—50.8%
$300,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.32%, dated 10/31/2016 under which BNP Paribas S.A. will repurchase securities provided as collateral for $2,000,017,778 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $2,040,018,165.	$300,000,000
350,000,000		Interest in $1,100,000,000 joint repurchase agreement 0.31%, dated 10/31/2016 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,100,009,472 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2046 and the market value of those underlying securities was $1,122,009,697.	350,000,000
25,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.35%, dated 10/28/2016 under which Bank of Nova Scotia will repurchase securities provided as collateral for $500,291,667 on 12/27/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2043 and the market value of those underlying securities was $510,019,871.	25,000,000
35,000,000		Interest in $500,000,000 joint repurchase agreement 0.32%, dated 10/27/2016 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,031,111 on 11/3/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2026 and the market value of those underlying securities was $510,022,751.	35,000,000
25,000,000		Interest in $500,000,000 joint repurchase agreement 0.31%, dated 10/28/2016 under which Credit Agricole CIB, New York will repurchase securities provided as collateral for $500,030,139 on 11/4/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2045 and the market value of those underlying securities was $510,017,650.	25,000,000
64,000,000		Interest in $3,000,000,000 joint repurchase agreement 0.32%, dated 10/31/2016 under which Credit Agricole CIB, New York will repurchase securities provided as collateral for $3,000,026,667 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $3,060,027,203.	64,000,000
50,000,000		Interest in $900,000,000 joint repurchase agreement 0.31%, dated 10/31/2016 under which Royal Bank of Canada, Toronto will repurchase securities provided as collateral for $900,054,250 on 11/7/2016. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $918,055,400.	50,000,000
25,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.38%, dated 10/12/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $500,174,167 on 11/14/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $510,107,728.	25,000,000
25,000,000	[1]	Interest in $500,000,000 joint repurchase agreement 0.39%, dated 9/27/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $500,189,583 on 11/1/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $510,193,428.	25,000,000
15,000,000	[1]	Interest in $300,000,000 joint repurchase agreement 0.40%, dated 10/4/2016 under which Societe Generale, New York will repurchase securities provided as collateral for $300,206,667 on 12/5/2016. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2024 and the market value of those underlying securities was $306,095,293.	15,000,000
		TOTAL REPURCHASE AGREEMENTS	914,000,000
		U.S. TREASURY—49.1%
24,000,000	[2]	United States Treasury Bills, 0.280%, 11/3/2016	23,999,627
25,000,000	[2]	United States Treasury Bills, 0.290%, 12/22/2016	24,989,729
30,000,000	[2]	United States Treasury Bills, 0.310%, 1/5/2017	29,983,208
36,000,000	[2]	United States Treasury Bills, 0.330%, 12/1/2016	35,990,100
13,000,000	[2]	United States Treasury Bills, 0.425%, 1/19/2017	12,987,876
13,000,000	[2]	United States Treasury Bills, 0.450%, 2/23/2017	12,981,475
10,000,000	[2]	United States Treasury Bills, 0.600%—0.610%, 4/27/2017	9,970,254
10,000,000	[2]	United States Treasury Bills, 0.675%—0.695%, 5/25/2017	9,960,993
10,000,000	[2]	United States Treasury Bills, 0.678%, 10/12/2017	9,935,073
12,000,000		United States Treasury Bonds, 8.750%, 5/15/2017	12,524,840
224,300,000	[3]	United States Treasury Floating Rate Notes, 0.508%—0.612%, 11/1/2016	224,281,802
25,000,000		United States Treasury Notes, 0.500%—0.875%, 11/30/2016	25,007,567
51,000,000		United States Treasury Notes, 0.500%—3.000%, 2/28/2017	51,257,590
1

Principal Amount		Value
	U.S. TREASURY—continued
$44,500,000	United States Treasury Notes, 0.500%—3.125%, 1/31/2017	$44,670,346
113,500,000	United States Treasury Notes, 0.500%—3.125%, 4/30/2017	114,012,775
38,500,000	United States Treasury Notes, 0.625%—2.750%, 5/31/2017	38,637,040
5,000,000	United States Treasury Notes, 0.625%, 11/15/2016	4,999,992
13,000,000	United States Treasury Notes, 0.625%, 2/15/2017	13,004,151
24,000,000	United States Treasury Notes, 0.625%, 6/30/2017	24,004,002
24,000,000	United States Treasury Notes, 0.750%, 1/15/2017	24,010,993
32,000,000	United States Treasury Notes, 0.750%, 3/15/2017	32,026,366
49,000,000	United States Treasury Notes, 0.875%—3.250%, 12/31/2016	49,119,445
20,000,000	United States Treasury Notes, 0.875%, 4/15/2017	20,030,662
25,000,000	United States Treasury Notes, 1.875%, 8/31/2017	25,250,891
11,000,000	United States Treasury Notes, 3.250%, 3/31/2017	11,120,750
	TOTAL U.S. TREASURY	884,757,547
	TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[4]	1,798,757,547
	OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	2,516,399
	TOTAL NET ASSETS—100%	$1,801,273,946
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate(s) at time of purchase.
3	Floating rate notes with current rate(s) and next reset date(s) shown.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2016.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees has appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2016, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
2

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 23, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2016